UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2017

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

August 31, 2017

MFS® DIVERSIFIED INCOME FUND

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers fell short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies that could hamper global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 3.5%, 30 Years	1.9%
Fannie Mae, 4%, 30 Years	1.8%
Simon Property Group, Inc., REIT	1.8%
Public Storage, Inc., REIT	1.6%
U.S. Treasury Notes, 2.75%, 2/15/2019	1.2%
U.S. Treasury Notes, 1.75%, 11/30/2021	1.2%
Medical Properties Trust, Inc., REIT	1.1%
AvalonBay Communities, Inc., REIT	1.1%
Alexandria Real Estate Equities, Inc., REIT	1.1%
Mid-America Apartment Communities, Inc., REIT	1.0%

Equity sectors (i)
Financial Services	22.7%
Utilities & Communications	3.4%
Consumer Staples	3.2%
Health Care	2.7%
Technology	2.0%
Industrial Goods & Services	1.1%
Energy	1.1%
Basic Materials	0.9%
Autos & Housing	0.7%
Leisure	0.7%
Retailing	0.4%
Special Products & Services	0.4%
Transportation	0.3%

Fixed income sectors (i)
High Yield Corporates	20.6%
Emerging Markets Bonds	14.7%
Mortgage-Backed Securities	10.1%
U.S. Treasury Securities	7.3%
Investment Grade Corporates	1.2%
U.S. Government Agencies	1.0%
Collateralized Debt Obligations	0.5%
Floating Rate Loans	0.5%
Commercial Mortgage-Backed Securities	0.4%
Municipal Bonds	0.1%
Asset-Backed Securities (o)	0.0%
Non-U.S. Government Bonds (o)	0.0%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	1.0%
AA	0.1%
A	1.4%
BBB	5.7%
BB	14.0%
B	13.2%
CCC	2.4%
CC	0.1%
C (o)	0.0%
U.S. Government	7.4%
Federal Agencies	11.1%
Not Rated (o)	0.0%
Non-Fixed Income	39.6%
Cash & Cash Equivalents	3.5%
Other	0.5%

Issuer country weightings (i)(x)
United States	71.0%
Canada	2.2%
United Kingdom	1.8%
Switzerland	1.6%
France	1.4%
China	1.0%
Germany	1.0%
Peru	1.0%
Indonesia	1.0%
Other Countries	18.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of August 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2017 through August 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/17	Ending Account Value 8/31/17	Expenses Paid During Period (p) 3/01/17-8/31/17
A	Actual	0.98%	$1,000.00	$1,036.11	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
C	Actual	1.74%	$1,000.00	$1,031.43	$8.91
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
I	Actual	0.73%	$1,000.00	$1,037.39	$3.75
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R1	Actual	1.74%	$1,000.00	$1,032.30	$8.91
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
R2	Actual	1.24%	$1,000.00	$1,033.99	$6.36
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
R3	Actual	0.99%	$1,000.00	$1,036.11	$5.08
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R4	Actual	0.73%	$1,000.00	$1,036.55	$3.75
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R6	Actual	0.64%	$1,000.00	$1,037.88	$3.29
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 33.9%
Issuer	Shares/Par	Value ($)
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/2018	$965,000	$1,000,386
Financing Corp., 10.35%, 8/03/2018	715,000	773,580
Financing Corp., STRIPS, 0%, 11/30/2017	860,000	857,614

		$2,631,580
Asset-Backed & Securitized - 0.9%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.464% (U.S. LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$3,316,000	$3,308,770
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.464% (U.S. LIBOR-3mo. + 1.15%), 7/28/2026 (n)	1,952,226	1,957,449
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.452% (U.S. LIBOR-3mo. + 1.14%), 10/23/2025 (n)	3,358,000	3,370,818
Cent CLO LP, 2014-21A, “A1”, FLR, 2.527% (U.S. LIBOR-3mo. + 1.21%), 7/27/2026 (n)	3,552,111	3,557,197
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,909,269
Citigroup Commercial Mortgage Trust, 5.913%, 12/10/2049	198,555	12,410
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,665,085
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,926,609
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	61,342
Dryden Senior Loan Fund, 2014-34A, “AR”, FLR, 2.464% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	2,267,245	2,274,550
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 1.827% (LIBOR-1mo. + 0.6%), 8/15/2020	691,000	693,901
Fortress Credit BSL Ltd., 2013-1A, “A”, FLR, 2.486% (U.S. LIBOR-3mo. + 1.18%), 1/19/2025 (n)	686,027	687,081
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,820,620
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,980,858
Morgan Stanley Capital I Trust, “AM”, 5.924%, 4/15/2049	1,938	1,968
TICP CLO Ltd., FLR, 2.487% (U.S. LIBOR-3mo. + 1.18%), 1/20/2027 (n)	3,317,451	3,317,786
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,593,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	$1,258,254	$1,288,639
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,641,918
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.472% (U.S. LIBOR-3mo. + 1.16%), 11/07/2025 (n)	2,060,000	2,062,106

		$38,132,068
Automotive - 0.0%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$753,079
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	810,596
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	182,303

		$1,745,978
Building - 0.3%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$4,284,000	$4,476,780
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	6,819,000	7,127,219

		$11,603,999
Business Services - 0.0%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,069,436

Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$4,513,500

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$898,000	$914,837
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	680,000	707,200
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,575,874

		$3,197,911
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$492,414

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,451,845

Conglomerates - 0.1%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$5,527,900

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)(n)	$1,409,000	$343,444
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	509,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Construction - continued
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		$3,072,000	$744,960

			$1,598,139
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		$1,424,000	$1,561,060
Newell Rubbermaid, Inc., 3.15%, 4/01/2021		998,000	1,026,447
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		1,734,000	1,741,495

			$4,329,002
Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$2,656,000	$2,807,392

Emerging Market Quasi-Sovereign - 3.1%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$281,000	$311,910
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)		2,508,000	2,508,000
Development Bank of Kazakhstan, 4.125%, 12/10/2022		4,894,000	4,968,633
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		1,721,000	1,834,506
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		2,469,000	2,594,816
Equate Petrochemical B.V., 4.25%, 11/03/2026		1,500,000	1,548,750
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		316,000	311,482
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		3,726,000	3,784,722
Gaz Capital S.A., 7.288%, 8/16/2037		9,788,000	11,810,122
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)		3,146,000	3,457,429
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		8,170,000	8,415,100
KazMunayGas National Co., 5.75%, 4/19/2047 (n)		528,000	537,240
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		4,620,000	5,109,720
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,605,239
Majapahit Holding B.V., 7.875%, 6/29/2037		2,000,000	2,660,000
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,919,116
NTPC Ltd., 7.25%, 5/03/2022	INR	90,000,000	1,427,152
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,506,526
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		2,898,000	2,926,006
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		2,519,000	2,842,893
Petrobras Global Finance B.V., 8.375%, 5/23/2021		3,558,000	4,040,109
Petrobras Global Finance B.V., 7.375%, 1/17/2027		7,607,000	8,407,561
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	4,326,885
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	403,358
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		314,000	351,044
Petroleos Mexicanos, 6.5%, 3/13/2027		2,281,000	2,554,720
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		2,765,000	2,861,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		$1,301,000	$1,408,642
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		652,000	672,382
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		8,595,000	9,610,070
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	3,882,093
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		9,526,000	9,798,838
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	3,952,665
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,926,000	3,189,925
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020		3,000,000	3,243,930

			$125,783,116
Emerging Market Sovereign - 7.3%
Arab Republic of Egypt , 7.5%, 1/31/2027		$1,900,000	$2,095,700
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		2,754,000	2,866,919
Arab Republic of Egypt, 6.125%, 1/31/2022		1,473,000	1,533,396
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,283,660
Dominican Republic, 6.875%, 1/29/2026		5,450,000	6,267,500
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,316,845
Dominican Republic, 8.625%, 4/20/2027		5,665,000	6,925,462
Gabonese Republic, 6.375%, 12/12/2024		2,600,000	2,561,416
Government of Jamaica, 7.875%, 7/28/2045		432,000	529,200
Government of Ukraine, 7.75%, 9/01/2020		7,991,000	8,331,576
Government of Ukraine, 7.75%, 9/01/2021		8,591,000	8,956,633
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	4,175,373
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,677,672
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	2,059,748
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,671,500
Government of Ukraine, 7.75%, 9/01/2025		5,470,000	5,620,425
Oriental Republic of Uruguay, 4.375%, 12/15/2028	UYU	51,523,989	1,992,150
Republic of Angola, 9.5%, 11/12/2025		$1,565,000	1,684,096
Republic of Argentina, 6.875%, 4/22/2021		4,987,000	5,420,869
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	3,273,504
Republic of Argentina, 6.875%, 1/26/2027		1,400,000	1,508,500
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		3,066,000	2,143,134
Republic of Argentina, 7.125%, 6/28/2117 (n)		5,000,000	4,932,500
Republic of Belarus, 7.625%, 6/29/2027 (n)		3,404,000	3,748,485
Republic of Chile, 3.86%, 6/21/2047		424,000	439,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Colombia, 6.125%, 1/18/2041		$2,582,000	$3,062,897
Republic of Cote d’Ivoire, 6.125%, 6/15/2033 (n)		4,200,000	4,190,340
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,410,000	1,566,126
Republic of Ecuador, 7.95%, 6/20/2024		5,425,000	5,309,719
Republic of Ecuador, 9.625%, 6/02/2027		1,300,000	1,360,125
Republic of El Salvador, 7.65%, 6/15/2035		5,490,000	5,476,275
Republic of Ghana, 10.75%, 10/14/2030		3,700,000	4,791,796
Republic of Guatemala, 4.5%, 5/03/2026		1,785,000	1,816,237
Republic of Guatemala, 4.375%, 6/05/2027 (n)		3,202,000	3,169,980
Republic of Hungary, 6.25%, 1/29/2020		2,470,000	2,698,475
Republic of Hungary, 5.375%, 2/21/2023		3,522,000	3,993,420
Republic of Hungary, 5.75%, 11/22/2023		4,366,000	5,100,117
Republic of Hungary, 5.375%, 3/25/2024		13,646,000	15,741,343
Republic of Indonesia, 7%, 5/15/2022	IDR	248,036,000,000	19,148,335
Republic of Indonesia, 5.375%, 10/17/2023 (n)		$3,600,000	4,046,148
Republic of Indonesia, 5.875%, 1/15/2024 (n)		2,730,000	3,154,422
Republic of Indonesia, 4.125%, 1/15/2025 (n)		2,232,000	2,347,394
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,374,725
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,409,928
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		2,952,000	3,302,255
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		711,000	877,732
Republic of Panama, 3.875%, 3/17/2028		4,293,000	4,539,848
Republic of Paraguay, 6.1%, 8/11/2044 (n)		2,621,000	3,007,598
Republic of Paraguay, 6.1%, 8/11/2044		7,922,000	9,090,495
Republic of Peru, 8.2%, 8/12/2026	PEN	26,351,000	9,861,375
Republic of Peru, 6.9%, 8/12/2037	PEN	4,703,000	1,594,713
Republic of Poland, 3.25%, 4/06/2026		$1,910,000	1,973,603
Republic of South Africa, 7.75%, 2/28/2023	ZAR	50,501,000	3,865,153
Republic of Sri Lanka, 6.125%, 6/03/2025		$7,062,000	7,442,550
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,435,253
Republic of Sri Lanka, 6.825%, 7/18/2026		6,686,000	7,339,222
Republic of Sri Lanka, 6.2%, 5/11/2027		1,300,000	1,366,923
Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		4,628,000	4,866,245
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,383,497
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	3,651,346
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,341,923
Republic of Turkey, 4.875%, 10/09/2026		3,189,000	3,239,833
Republic of Turkey, 6%, 3/25/2027		12,100,000	13,249,500
Republic of Turkey, 6.875%, 3/17/2036		1,403,000	1,630,903
Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,279,200
Republic of Venezuela, 7.65%, 4/21/2025		2,870,000	1,004,500
Republic of Zambia, 8.97%, 7/30/2027		1,216,000	1,340,835
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,742,252

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 5.25%, 6/23/2047 (n)		$800,000	$832,486
United Mexican States, 6.5%, 6/09/2022	MXN	43,290,000	2,399,064
United Mexican States, 4.15%, 3/28/2027		$456,000	482,676
United Mexican States, 7.5%, 6/03/2027	MXN	196,300,000	11,514,883

			$295,429,828
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/2018 (a)(d)(n)		$200,000	$40
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,118,390

			$2,118,430
Energy - Integrated - 0.2%
Inkia Energy Ltd., 8.375%, 4/04/2021		$3,013,000	$3,096,159
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)		4,120,000	4,323,503

			$7,419,662
Financial Institutions - 0.0%
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)		$724,000	$791,332

Food & Beverages - 0.1%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$800,000	$846,784
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,145,000	1,273,812
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,010,000	1,123,625

			$3,244,221
Local Authorities - 0.5%
Buenos Aires Province, 7.5%, 6/01/2027 (n)		$1,989,000	$2,187,303
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030		1,210,000	1,456,961
Province of Santa Fe, 6.9%, 11/01/2027		4,461,000	4,534,606
Provincia de Cordoba, 7.125%, 6/10/2021		7,306,000	7,806,461
State of California (Build America Bonds), 7.6%, 11/01/2040		2,320,000	3,694,484
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043		60,000	78,545

			$19,758,360
Major Banks - 0.1%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023		$2,175,000	$2,218,026
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		829,000	853,040

			$3,071,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 0.2%
First Quantum Minerals Ltd., 7.25%, 5/15/2022	$7,402,000	$7,605,555
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	682,000	707,575

		$8,313,130
Mortgage-Backed - 10.1%
Fannie Mae, 3.5%, 4/01/2047	$3,813,033	$3,953,412
Fannie Mae, 5.5%, 9/01/2017 - 4/01/2040	7,110,409	7,966,013
Fannie Mae, 2.986%, 12/01/2017	68,489	68,442
Fannie Mae, 6%, 12/01/2017 - 6/01/2038	488,289	550,359
Fannie Mae, 3.8%, 2/01/2018	191,724	191,533
Fannie Mae, 4%, 3/01/2018 - 7/01/2047	69,494,476	73,850,221
Fannie Mae, 3.99%, 4/01/2018 - 7/01/2021	956,216	1,013,898
Fannie Mae, 5.286%, 6/01/2018	152,794	155,526
Fannie Mae, 3.746%, 7/01/2018	146,722	148,835
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	9,307,842	10,190,677
Fannie Mae, 2.578%, 9/25/2018	1,030,809	1,033,075
Fannie Mae, 5.1%, 3/01/2019	105,430	108,833
Fannie Mae, 5.51%, 3/01/2019	106,448	110,318
Fannie Mae, 5.08%, 4/01/2019	21,917	22,992
Fannie Mae, 4.5%, 6/01/2019 - 2/01/2046	29,897,770	32,391,358
Fannie Mae, 4.829%, 8/01/2019	70,397	74,099
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	66,130	69,850
Fannie Mae, 5.05%, 8/01/2019	22,201	23,479
Fannie Mae, 4.6%, 9/01/2019	120,398	126,640
Fannie Mae, 4.67%, 9/01/2019	26,958	28,435
Fannie Mae, 4.45%, 10/01/2019	83,548	87,944
Fannie Mae, 4.88%, 3/01/2020	312,527	323,976
Fannie Mae, 4.14%, 8/01/2020	39,300	41,583
Fannie Mae, 5.19%, 9/01/2020	89,572	94,868
Fannie Mae, 3.416%, 10/01/2020	788,419	820,623
Fannie Mae, 4.448%, 1/01/2021	604,096	637,914
Fannie Mae, 3.87%, 7/01/2022	929,188	991,382
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,295,356
Fannie Mae, 2.41%, 5/01/2023	232,863	237,086
Fannie Mae, 2.55%, 5/01/2023	201,012	206,076
Fannie Mae, 2.62%, 5/01/2023	276,380	284,319
Fannie Mae, 3.65%, 9/01/2023	809,401	869,372
Fannie Mae, 3.78%, 10/01/2023	474,052	509,215
Fannie Mae, 3.92%, 10/01/2023	987,000	1,077,640
Fannie Mae, 4.5%, 5/01/2025	18,306	19,304
Fannie Mae, 2.7%, 7/01/2025	680,000	692,256
Fannie Mae, 3.96%, 11/01/2025	547,112	598,182
Fannie Mae, 3.59%, 9/01/2026	372,689	399,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	$19,184,178	$19,591,424
Fannie Mae, 4.01%, 1/01/2029	711,128	784,603
Fannie Mae, 4.96%, 6/01/2030	1,197,410	1,360,926
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	119,522	135,619
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	69,210,152	71,883,351
Fannie Mae, FLR, 1.584% (LIBOR-1mo. + 0.35%), 5/25/2018	548,204	548,566
Fannie Mae, 2.684%, 12/25/2026	3,827,000	3,812,608
Freddie Mac, 4.5%, 9/01/2046	4,922,589	5,285,882
Freddie Mac, 5%, 10/01/2017 - 6/01/2040	246,621	262,721
Freddie Mac, 3.154%, 2/25/2018	592,600	595,229
Freddie Mac, 2.699%, 5/25/2018	2,398,600	2,411,179
Freddie Mac, 2.412%, 8/25/2018	2,869,235	2,881,501
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,523,511
Freddie Mac, 2.323%, 10/25/2018	1,735,099	1,745,727
Freddie Mac, 1.72%, 1/25/2019	1,284,950	1,286,452
Freddie Mac, 2.13%, 1/25/2019	1,712,601	1,723,373
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,408,135
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,249,791
Freddie Mac, 1.883%, 5/25/2019	1,000,000	1,003,603
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,134,511
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,549,057
Freddie Mac, 4.251%, 1/25/2020	400,000	421,234
Freddie Mac, 4.224%, 3/25/2020	320,000	337,840
Freddie Mac, 3.808%, 8/25/2020	806,000	849,030
Freddie Mac, 3.034%, 10/25/2020	505,000	521,325
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,478,648
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	585,125	663,267
Freddie Mac, 2.791%, 1/25/2022	2,010,000	2,077,437
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,335,885
Freddie Mac, 2.682%, 10/25/2022	1,626,000	1,671,431
Freddie Mac, 2.51%, 11/25/2022	1,821,000	1,857,117
Freddie Mac, 3.32%, 2/25/2023	677,000	717,358
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,796,066
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	3,285,940	3,478,433
Freddie Mac, 3.06%, 7/25/2023	886,000	927,333
Freddie Mac, 2.454%, 8/25/2023	7,333,000	7,440,401
Freddie Mac, 3.458%, 8/25/2023	675,000	721,226
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	3,360,888	3,623,087
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,608,129
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,185,858
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,042,813
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,493,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.284%, 6/25/2025	$5,000,000	$5,295,133
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	3,211,704	3,398,854
Freddie Mac, 3.01%, 7/25/2025	1,675,000	1,742,221
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,318,357
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,396,150
Freddie Mac, 3.243%, 4/25/2027	2,861,000	3,013,214
Freddie Mac, 3.117%, 6/25/2027	2,090,000	2,177,250
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	994,853	1,106,467
Freddie Mac, 6.5%, 5/01/2037	27,183	30,598
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	28,962,206	30,057,859
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	25,991,004	26,368,129
Freddie Mac, 1.018%, 4/25/2024 (i)	21,420,550	1,041,887
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,387,632
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	397,314	443,252
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	6,597,226	7,084,850
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	307,410	325,737
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	9,117,364	9,547,457
Ginnie Mae, 6.158%, 4/20/2058	3,197	3,510
Ginnie Mae, 0.658%, 2/16/2059 (i)	3,272,417	223,081

		$407,651,982
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,998,983

Network & Telecom - 0.3%
AT&T, Inc., 3.4%, 8/14/2024	$1,670,000	$1,685,736
Columbus International, Inc., 7.375%, 3/30/2021 (n)	1,242,000	1,328,692
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,224,499
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,563,241

		$11,802,168
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)	$3,476,288	$1,294,917

Other Banks & Diversified Financials - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,152,000	$1,162,335
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,623,594
Kazkommertsbank JSC, 5.5%, 12/21/2022	8,000,000	7,822,560

		$10,608,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Railroad & Shipping - 0.1%
Rumo Luxembourg Sarl, 7.375%, 2/09/2024	$2,508,000	$2,684,814
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)	632,000	676,556

		$3,361,370
Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$464,014

Supranational - 0.0%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)	$657,000	$678,352
Inter-American Development Bank, 4.375%, 1/24/2044	511,000	626,432

		$1,304,784
Telecommunications - Wireless - 0.3%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$2,253,000	$2,185,410
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	4,441,084
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,275,114
VimpelCom Holdings B.V., 3.95%, 6/16/2021 (n)	732,000	737,124
VimpelCom Holdings B.V., 4.95%, 6/16/2024 (n)	647,000	660,205

		$10,298,937
Tobacco - 0.0%
BAT Capital Corp., 2.764%, 8/15/2022 (z)	$1,508,000	$1,520,996

Transportation - 0.1%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$5,300,000	$5,326,436

Transportation - Services - 0.0%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$1,078,000	$1,161,545

U.S. Government Agencies and Equivalents - 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$742,411
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,705,872
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,870,406
Fannie Mae, 0.875%, 5/21/2018	4,000,000	3,990,152
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,785,022
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,530,247
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	995,165
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,139,616
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	425,628
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,040,618
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	854,170
Small Business Administration, 6.34%, 5/01/2021	20,130	21,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.07%, 3/01/2022	$21,214	$22,376
Small Business Administration, 5.16%, 2/01/2028	84,699	92,088
Small Business Administration, 2.21%, 2/01/2033	271,154	268,344
Small Business Administration, 2.22%, 3/01/2033	501,651	499,441
Small Business Administration, 3.15%, 7/01/2033	587,018	610,737
Small Business Administration, 3.16%, 8/01/2033	667,561	695,172
Small Business Administration, 3.62%, 9/01/2033	554,236	588,747
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	867,229

		$38,744,538
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$146,686
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,887,393
U.S. Treasury Bonds, 4.5%, 2/15/2036	3,629,000	4,776,246
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,754,701
U.S. Treasury Bonds, 4.5%, 8/15/2039	8,140,000	10,775,325
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,883,924
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	17,970,248
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,457,000	28,206,228
U.S. Treasury Notes, 1.75%, 11/30/2021	46,700,000	46,907,961
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,768,151
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	47,922,825
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,149,872
U.S. Treasury Notes, 1%, 6/30/2019	12,606,000	12,535,584
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	18,134,531
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,290,356
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,397,048
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,959,118
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,960,569
U.S. Treasury Notes, 2.5%, 8/15/2023	20,725,000	21,499,759
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,261,558
U.S. Treasury Notes, 2.5%, 5/15/2024	12,602,000	13,060,299
U.S. Treasury Notes, 2%, 8/15/2025	11,808,000	11,781,248
U.S. Treasury Notes, 2%, 11/15/2026	2,031,000	2,012,277

		$299,041,907
Utilities - Electric Power - 0.7%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$260,000	$263,470
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,135,798
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,412,522
Enel Americas S.A., 4%, 10/25/2026	635,000	644,061
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,094,895
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	786,765
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,380,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	$2,824,000	$2,956,331
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	7,661,000	7,699,305
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	950,000	950,000
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,737,175
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,844,365
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	852,221

		$29,756,982
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,160,560
Total Bonds (Identified Cost, $1,352,047,070)		$1,375,528,917

Common Stocks - 39.7%
Airlines - 0.3%
Air Canada (a)	570,125	$10,656,030

Automotive - 0.5%
General Motors Co.	260,939	$9,534,711
Hyundai Motor Co.	19,343	2,410,156
Magna International, Inc.	193,897	9,330,347

		$21,275,214
Biotechnology - 0.2%
Celgene Corp. (a)	63,642	$8,841,783

Business Services - 0.4%
DXC Technology Co.	188,273	$16,003,205

Cable TV - 0.5%
Charter Communications, Inc., “A” (a)	46,308	$18,455,590

Chemicals - 0.1%
LyondellBasell Industries N.V., “A”	31,693	$2,871,069

Computer Software - 0.3%
Check Point Software Technologies Ltd. (a)	101,078	$11,307,596

Computer Software - Systems - 0.3%
Hitachi Ltd.	377,000	$2,595,979
Hon Hai Precision Industry Co. Ltd.	2,500,900	9,737,094

		$12,333,073
Construction - 0.1%
Owens Corning	71,381	$5,291,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 0.6%
Essity AB (a)	200,484	$5,566,091
Procter & Gamble Co.	178,627	16,481,913
Reckitt Benckiser Group PLC	17,856	1,692,929

		$23,740,933
Electrical Equipment - 0.8%
Schneider Electric S.A.	253,520	$20,441,109
Siemens AG	82,333	10,761,862

		$31,202,971
Electronics - 1.2%
Intel Corp.	236,268	$8,285,919
Samsung Electronics Co. Ltd.	6,627	13,611,327
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	708,427	26,190,546

		$48,087,792
Energy - Independent - 0.2%
Frontera Energy Corp. (a)	36,341	$1,011,733
Valero Energy Corp.	113,836	7,752,232

		$8,763,965
Energy - Integrated - 0.9%
BP PLC	1,701,374	$9,793,508
China Petroleum & Chemical Corp.	4,586,000	3,510,225
Exxon Mobil Corp.	94,928	7,245,854
Galp Energia SGPS S.A.	445,469	7,376,592
LUKOIL PJSC, ADR	137,772	6,923,043

		$34,849,222
Engineering - Construction - 0.3%
Bouygues	145,520	$6,599,360
VINCI S.A.	81,804	7,532,619

		$14,131,979
Food & Beverages - 0.8%
Marine Harvest A.S.A.	652,439	$12,959,719
Nestle S.A.	51,170	4,340,872
P/f Bakkafrost	47,239	2,205,475
Tyson Foods, Inc., “A”	183,034	11,586,052

		$31,092,118
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	213,926	$7,247,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.1%
Sands China Ltd.	1,307,200	$5,854,692

Insurance - 1.3%
Athene Holding Ltd. (a)	127,847	$6,841,093
Legal & General Group PLC	1,092,855	3,677,070
MetLife, Inc.	167,817	7,858,870
Prudential Financial, Inc.	83,032	8,475,907
Swiss Re Ltd.	40,068	3,628,871
Zurich Insurance Group AG	75,179	22,492,158

		$52,973,969
Major Banks - 1.0%
BNP Paribas	103,257	$7,855,964
Canadian Imperial Bank of Commerce	43,748	3,675,357
China Construction Bank	18,412,000	16,139,836
Royal Bank of Canada	113,961	8,439,952
Toronto-Dominion Bank	96,988	5,208,421

		$41,319,530
Medical & Health Technology & Services - 0.2%
HCA Healthcare, Inc. (a)	119,305	$9,384,531

Metals & Mining - 0.5%
Rio Tinto PLC	458,654	$22,219,947

Natural Gas - Distribution - 0.3%
Engie	727,995	$12,150,316

Natural Gas - Pipeline - 0.2%
Williams Partners LP	178,655	$7,039,007

Network & Telecom - 0.2%
Cisco Systems, Inc.	245,372	$7,903,432

Other Banks & Diversified Financials - 0.2%
Agricultural Bank of China	5,329,000	$2,505,922
DBS Group Holdings Ltd.	381,400	5,799,969

		$8,305,891
Pharmaceuticals - 2.3%
Bayer AG	107,640	$13,775,054
Eli Lilly & Co.	215,535	17,520,840
Merck & Co., Inc.	331,368	21,161,160
Novartis AG	241,982	20,414,353

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Pfizer, Inc.	351,418	$11,920,099
Roche Holding AG	30,373	7,712,420

		$92,503,926
Real Estate - 20.5%
Alexandria Real Estate Equities, Inc., REIT	360,890	$43,779,566
American Homes 4 Rent, “A”, REIT	1,146,466	25,405,687
AvalonBay Communities, Inc., REIT	243,528	45,717,511
Boardwalk, REIT	568,139	18,371,534
Brixmor Property Group Inc., REIT	939,275	17,583,228
Cheung Kong Property Holdings Ltd.	952,000	8,357,333
Equity Commonwealth, REIT (a)	180,711	5,591,198
Equity Lifestyle Properties, Inc., REIT	454,837	40,548,719
Gramercy Property Trust, REIT	1,209,495	36,841,218
Life Storage, Inc., REIT	474,394	34,910,654
Medical Properties Trust, Inc., REIT	3,487,245	45,892,144
Mid-America Apartment Communities, Inc., REIT	387,383	41,240,794
OUTFRONT Media, Inc., REIT	1,202,857	26,462,854
Parkway, Inc., REIT	406,693	9,337,671
Public Storage, Inc., REIT	313,512	64,376,554
Ramco-Gershenson Properties Trust, REIT	1,251,277	16,454,293
Realogy Holdings Corp.	115,437	3,913,314
Rexford Industrial Realty, Inc., REIT	517,169	15,540,928
Simon Property Group, Inc., REIT	463,649	72,723,346
STAG Industrial, Inc., REIT	1,198,718	33,552,117
Starwood Property Trust, Inc., REIT	1,177,140	26,144,279
Store Capital Corp., REIT	1,544,507	39,199,588
Sun Communities, Inc., REIT	435,210	39,303,815
Urban Edge Properties, REIT	935,492	23,527,624
Washington Prime Group, Inc., REIT	4,009,427	33,478,715
Welltower, Inc., REIT	532,715	39,005,392
Weyerhaeuser Co., REIT	698,228	22,769,215

		$830,029,291
Restaurants - 0.0%
Greggs PLC	109,733	$1,707,006

Specialty Chemicals - 0.3%
PTT Global Chemical PLC	4,590,600	$10,576,145

Specialty Stores - 0.2%
Gap, Inc.	373,688	$8,826,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	237,172	$35,113,315
SK Telecom Co. Ltd.	13,593	3,055,893
Vodafone Group PLC	1,754,896	5,024,133

		$43,193,341
Telephone Services - 0.4%
AT&T, Inc.	73,916	$2,768,893
Nippon Telegraph & Telephone Corp.	129,700	6,451,081
TDC A.S.	951,447	5,668,461
Telefonica S.A.	280,121	3,020,905

		$17,909,340
Tobacco - 1.9%
Altria Group, Inc.	444,775	$28,198,735
Imperial Brands PLC	67,384	2,788,732
Japan Tobacco, Inc.	488,800	16,735,737
Philip Morris International, Inc.	243,037	28,418,316

		$76,141,520
Utilities - Electric Power - 1.3%
American Electric Power Co., Inc.	198,232	$14,595,822
Energias de Portugal S.A.	912,923	3,504,895
Exelon Corp.	462,421	17,511,883
SSE PLC	624,024	11,498,687
Xcel Energy, Inc.	129,237	6,397,231

		$53,508,518
Total Common Stocks (Identified Cost, $1,406,677,822)		$1,607,698,904

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%	$27,684	$1,539,230
NextEra Energy, Inc., 6.371%	34,435	2,335,726
Total Convertible Preferred Stocks (Identified Cost, $3,885,563)		$3,874,956

Preferred Stocks - 0.1%
Automotive - 0.1%
Hyundai Motor Co.	27,354	$2,474,377

Other Banks & Diversified Financials - 0.0%
Itau Unibanco Holding S.A.	162,800	$2,086,815
Total Preferred Stocks (Identified Cost, $4,199,116)		$4,561,192

Portfolio of Investments (unaudited) – continued

Purchased Options - 0.0%
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts	Value ($)
Index Options - 0.0%
iShares Dow Jones U.S. Real Estate ETF - January 2018 @ $66	Put	Exchange traded	$38,570,000	4,750	$109,250
iShares Dow Jones U.S. Real Estate ETF - January 2018 @ $68	Put	Exchange traded	40,194,000	4,950	153,450
iShares Dow Jones U.S. Real Estate ETF - March 2018 @ $71	Put	Exchange traded	42,224,000	5,200	405,600
iShares Dow Jones U.S. Real Estate ETF - September 2017 @ $73	Put	Exchange traded	40,194,000	4,950	19,800
iShares Dow Jones U.S. Real Estate ETF - September 2017 @ $76	Put	Exchange traded	40,194,000	4,950	39,600
Total Purchased Options (Premiums Paid, $2,275,596)					$727,700

Issuer	Shares/Par
Investment Companies (h) - 25.7%
Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 1.11% (v)	111,369,613	$111,369,613

Specialty Funds - 22.9%
MFS High Yield Pooled Portfolio (v)	98,963,118	$928,274,051
Total Investment Companies (Identified Cost, $1,021,060,929)		$1,039,643,664

Other Assets, Less Liabilities - 0.5%		20,948,749
Net Assets - 100.0%		$4,052,984,082

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,039,643,664 and $2,992,391,669, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $222,931,863, representing 5.5% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BAT Capital Corp., 2.764%, 8/15/2022	8/08/17	$1,508,000	$1,520,996
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 8/31/17

Forward Foreign Currency Exchange Contracts at 8/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivitives
INR	753,793,000	USD	11,665,552	JPMorgan Chase Bank	9/5/2017	$126,051
PLN	5,227,000	USD	1,451,102	JPMorgan Chase Bank	10/13/2017	14,432
TRY	13,939,000	USD	3,876,898	JPMorgan Chase Bank	10/13/2017	114,942

						$255,425

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/17 – continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Liability Derivatives
INR	753,793,000	USD	11,718,508	Barclays Bank PLC	11/1/2017	$(8,518)
USD	11,778,016	INR	753,793,000	Barclays Bank PLC	9/5/2017	(13,588)
USD	7,508,629	MXN	135,313,000	BNP Paribas S.A.	10/13/2017	(12,816)
USD	1,449,154	PLN	5,227,000	Deutsche Bank AG	10/13/2017	(16,380)

						$(51,302)

Futures Contracts at 8/31/17

Description	Long/ Short	Currency	Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	138	$16,353,000	December - 2017	$(13,425)

At August 31, 2017, the fund had liquid securities with an aggregate value of $93,498 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,769,085,167)	$2,992,391,669
Investments in affiliated issuers, at value (identified cost, $1,021,060,929)	1,039,643,664
Cash	5,492,361
Foreign currency, at value (identified cost, $280)	281
Receivables for
Forward foreign currency exchange contracts	255,425
Daily variation margin on open futures contracts	9,709
Investments sold	6,300,869
Fund shares sold	9,182,661
Interest and dividends	16,172,356
Other assets	3,804
Total assets	$4,069,452,799
Liabilities
Payables for
Distributions	$1,020,320
Forward foreign currency exchange contracts	51,302
Investments purchased	6,763,040
Fund shares reacquired	7,190,520
Payable to affiliates
Investment adviser	132,811
Shareholder servicing costs	926,932
Distribution and service fees	74,000
Payable for independent Trustees’ compensation	1,227
Deferred country tax expense payable	196,280
Accrued expenses and other liabilities	112,285
Total liabilities	$16,468,717
Net assets	$4,052,984,082
Net assets consist of
Paid-in capital	$3,837,758,083
Unrealized appreciation (depreciation) (net of $196,280 deferred country tax)	241,924,320
Accumulated net realized gain (loss)	(32,379,891)
Undistributed net investment income	5,681,570
Net assets	$4,052,984,082
Shares of beneficial interest outstanding	323,242,804

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,394,158,959	111,163,838	$12.54
Class C	1,011,211,477	80,680,975	12.53
Class I	1,423,738,482	113,548,379	12.54
Class R1	620,155	49,527	12.52
Class R2	4,381,317	349,549	12.53
Class R3	20,253,243	1,614,740	12.54
Class R4	8,896,302	709,261	12.54
Class R6	189,724,147	15,126,535	12.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.10 [100 / 95.75 x $12.54]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$34,983,870
Dividends from affiliated issuers	28,943,924
Interest	24,796,261
Income on securities loaned	40,288
Foreign taxes withheld	(1,498,369)
Total investment income	$87,265,974
Expenses
Management fee	$11,812,431
Distribution and service fees	6,916,589
Shareholder servicing costs	2,003,301
Administrative services fee	329,902
Independent Trustees’ compensation	23,885
Custodian fee	179,546
Shareholder communications	106,352
Audit and tax fees	35,223
Legal fees	24,884
Miscellaneous	213,724
Total expenses	$21,645,837
Fees paid indirectly	(3,480)
Reduction of expenses by investment adviser and distributor	(158,619)
Net expenses	$21,483,738
Net investment income (loss)	$65,782,236
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,368 country tax)	$18,066,551
Affiliated issuers	(8,279,304)
Futures contracts	317,073
Forward foreign currency exchange contracts	627,340
Foreign currency	20,545
Net realized gain (loss)	$10,752,205
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $99,821 increase in deferred country tax)	$53,796,043
Affiliated issuers	7,991,159
Futures contracts	3,393
Forward foreign currency exchange contracts	180,277
Translation of assets and liabilities in foreign currencies	52,091
Net unrealized gain (loss)	$62,022,963
Net realized and unrealized gain (loss)	$72,775,168
Change in net assets from operations	$138,557,404

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/17 (unaudited)	Year ended 2/28/17
From operations
Net investment income (loss)	$65,782,236	$108,377,097
Net realized gain (loss)	10,752,205	(16,982,712)
Net unrealized gain (loss)	62,022,963	322,451,889
Change in net assets from operations	$138,557,404	$413,846,274
Distributions declared to shareholders
From net investment income	$(55,553,242)	$(114,441,132)
From net realized gain	—	(918,231)
Total distributions declared to shareholders	$(55,553,242)	$(115,359,363)
Change in net assets from fund share transactions	$121,969,174	$472,281,792
Total change in net assets	$204,973,336	$770,768,703
Net assets
At beginning of period	3,848,010,746	3,077,242,043
At end of period (including undistributed net investment income of $5,681,570 and accumulated distributions in excess of net investment income of $4,547,424, respectively)	$4,052,984,082	$3,848,010,746

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/17 (unaudited)		Year ended
Class A			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.28		$11.22		$12.70	$12.21	$11.82	$11.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.39		$0.38	$0.34	$0.34	$0.33
Net realized and unrealized gain (loss)	0.23		1.08		(1.06)	0.75	0.57	0.82
Total from investment operations	$0.44		$1.47		$(0.68)	$1.09	$0.91	$1.15
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)		$(0.39)	$(0.36)	$(0.35)	$(0.37)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.41)		$(0.80)	$(0.60)	$(0.52)	$(0.38)
Net asset value, end of period (x)	$12.54		$12.28		$11.22	$12.70	$12.21	$11.82
Total return (%) (r)(s)(t)(x)	3.61	(n)	13.26		(5.53)	9.09	7.87	10.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)(h)	1.02	(h)	1.06 (h)	1.06 (h)	1.07 (h)	1.08
Expenses after expense reductions (f)	0.98	(a)(h)	1.00	(h)	1.01 (h)	1.03 (h)	1.06 (h)	1.08
Net investment income (loss)	3.40	(a)	3.25		3.17	2.70	2.83	2.86
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$1,394,159		$1,321,135		$1,408,719	$1,334,418	$1,071,400	$797,338

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class C			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.28		$11.22		$12.70	$12.20	$11.82	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.30		$0.29	$0.24	$0.25	$0.24
Net realized and unrealized gain (loss)	0.21		1.08		(1.06)	0.77	0.56	0.83
Total from investment operations	$0.38		$1.38		$(0.77)	$1.01	$0.81	$1.07
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)		$(0.30)	$(0.27)	$(0.26)	$(0.28)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.32)		$(0.71)	$(0.51)	$(0.43)	$(0.29)
Net asset value, end of period (x)	$12.53		$12.28		$11.22	$12.70	$12.20	$11.82
Total return (%) (r)(s)(t)(x)	3.14	(n)	12.43		(6.24)	8.36	6.97	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)(h)	1.77	(h)	1.81 (h)	1.81 (h)	1.82 (h)	1.83
Expenses after expense reductions (f)	1.74	(a)(h)	1.75	(h)	1.76 (h)	1.78 (h)	1.81 (h)	1.83
Net investment income (loss)	2.67	(a)	2.50		2.42	1.96	2.08	2.11
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$1,011,211		$1,046,946		$939,801	$859,969	$630,810	$466,361

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class I			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.28		$11.22		$12.70	$12.21	$11.82	$11.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.41		$0.41	$0.37	$0.37	$0.35
Net realized and unrealized gain (loss)	0.23		1.09		(1.06)	0.75	0.57	0.83
Total from investment operations	$0.46		$1.50		$(0.65)	$1.12	$0.94	$1.18
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.44)		$(0.42)	$(0.39)	$(0.38)	$(0.40)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.44)		$(0.83)	$(0.63)	$(0.55)	$(0.41)
Net asset value, end of period (x)	$12.54		$12.28		$11.22	$12.70	$12.21	$11.82
Total return (%) (r)(s)(t)(x)	3.74	(n)	13.54		(5.29)	9.36	8.14	10.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)(h)	0.77	(h)	0.81 (h)	0.81 (h)	0.82 (h)	0.83
Expenses after expense reductions (f)	0.73	(a)(h)	0.75	(h)	0.76 (h)	0.78 (h)	0.81 (h)	0.83
Net investment income (loss)	3.67	(a)	3.44		3.42	2.97	3.08	3.09
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$1,423,738		$1,434,280		$692,677	$721,242	$371,274	$280,443

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R1			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.26		$11.21		$12.68	$12.20	$11.81	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.31		$0.29	$0.24	$0.25	$0.23
Net realized and unrealized gain (loss)	0.22		1.06		(1.05)	0.75	0.57	0.83
Total from investment operations	$0.39		$1.37		$(0.76)	$0.99	$0.82	$1.06
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)		$(0.30)	$(0.27)	$(0.26)	$(0.28)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.32)		$(0.71)	$(0.51)	$(0.43)	$(0.29)
Net asset value, end of period (x)	$12.52		$12.26		$11.21	$12.68	$12.20	$11.81
Total return (%) (r)(s)(t)(x)	3.23	(n)	12.35		(6.17)	8.20	7.06	9.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)(h)	1.77	(h)	1.81 (h)	1.81 (h)	1.82 (h)	1.84
Expenses after expense reductions (f)	1.74	(a)(h)	1.75	(h)	1.76 (h)	1.78 (h)	1.81 (h)	1.84
Net investment income (loss)	2.74	(a)	2.55		2.43	1.95	2.11	2.04
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$620		$938		$1,268	$918	$775	$375

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R2			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.28		$11.22		$12.70	$12.20	$11.82	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.36		$0.35	$0.31	$0.31	$0.30
Net realized and unrealized gain (loss)	0.21		1.08		(1.06)	0.76	0.56	0.83
Total from investment operations	$0.41		$1.44		$(0.71)	$1.07	$0.87	$1.13
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)		$(0.36)	$(0.33)	$(0.32)	$(0.34)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.38)		$(0.77)	$(0.57)	$(0.49)	$(0.35)
Net asset value, end of period (x)	$12.53		$12.28		$11.22	$12.70	$12.20	$11.82
Total return (%) (r)(s)(t)(x)	3.40	(n)	12.98		(5.77)	8.90	7.51	10.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)(h)	1.27	(h)	1.31 (h)	1.31 (h)	1.32 (h)	1.34
Expenses after expense reductions (f)	1.24	(a)(h)	1.25	(h)	1.26 (h)	1.28 (h)	1.31 (h)	1.34
Net investment income (loss)	3.17	(a)	2.99		2.94	2.47	2.59	2.59
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$4,381		$4,223		$3,139	$2,113	$1,180	$702

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R3			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.28		$11.23		$12.71	$12.21	$11.83	$11.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.39		$0.38	$0.34	$0.34	$0.31
Net realized and unrealized gain (loss)	0.23		1.07		(1.06)	0.76	0.56	0.85
Total from investment operations	$0.44		$1.46		$(0.68)	$1.10	$0.90	$1.16
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)		$(0.39)	$(0.36)	$(0.35)	$(0.37)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.41)		$(0.80)	$(0.60)	$(0.52)	$(0.38)
Net asset value, end of period (x)	$12.54		$12.28		$11.23	$12.71	$12.21	$11.83
Total return (%) (r)(s)(t)(x)	3.61	(n)	13.16		(5.52)	9.17	7.77	10.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)(h)	1.02	(h)	1.07 (h)	1.06 (h)	1.07 (h)	1.10
Expenses after expense reductions (f)	0.99	(a)(h)	1.00	(h)	1.02 (h)	1.03 (h)	1.06 (h)	1.10
Net investment income (loss)	3.41	(a)	3.24		3.19	2.70	2.84	2.70
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$20,253		$19,274		$15,393	$7,995	$5,256	$2,783

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R4			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$12.29		$11.23		$12.71	$12.21	$11.82	$11.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.42		$0.41	$0.37	$0.37	$0.36
Net realized and unrealized gain (loss)	0.22		1.08		(1.06)	0.76	0.57	0.82
Total from investment operations	$0.45		$1.50		$(0.65)	$1.13	$0.94	$1.18
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.44)		$(0.42)	$(0.39)	$(0.38)	$(0.40)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.44)		$(0.83)	$(0.63)	$(0.55)	$(0.41)
Net asset value, end of period (x)	$12.54		$12.29		$11.23	$12.71	$12.21	$11.82
Total return (%) (r)(s)(t)(x)	3.65	(n)	13.53		(5.29)	9.44	8.13	10.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)(h)	0.77	(h)	0.81 (h)	0.81 (h)	0.82 (h)	0.84
Expenses after expense reductions (f)	0.73	(a)(h)	0.75	(h)	0.76 (h)	0.78 (h)	0.81 (h)	0.84
Net investment income (loss)	3.63	(a)	3.50		3.42	2.96	3.08	3.12
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$8,896		$6,179		$5,173	$4,936	$2,834	$1,159

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R6			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13 (i)

Net asset value, beginning of period	$12.28		$11.22		$12.70	$12.21	$11.82	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.43		$0.42	$0.38	$0.38	$0.19
Net realized and unrealized gain (loss)	0.26		1.08		(1.06)	0.75	0.57	0.75
Total from investment operations	$0.46		$1.51		$(0.64)	$1.13	$0.95	$0.94
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.45)		$(0.43)	$(0.40)	$(0.39)	$(0.27)
From net realized gain	—		(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.45)		$(0.84)	$(0.64)	$(0.56)	$(0.28)
Net asset value, end of period (x)	$12.54		$12.28		$11.22	$12.70	$12.21	$11.82
Total return (%) (r)(s)(t)(x)	3.79	(n)	13.65		(5.20)	9.46	8.23	8.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)(h)	0.67	(h)	0.70 (h)	0.72 (h)	0.73 (h)	0.79	(a)
Expenses after expense reductions (f)	0.64	(a)(h)	0.65	(h)	0.65 (h)	0.69 (h)	0.72 (h)	0.79	(a)
Net investment income (loss)	3.22	(a)	3.57		3.55	3.05	3.18	2.48	(a)
Portfolio turnover	26	(n)	46		62	48	63	64
Net assets at end of period (000 omitted)	$189,724		$15,036		$11,073	$2,569	$2,101	$1,393

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’s inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other

Notes to Financial Statements (unaudited) – continued

governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ended after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,157,184,504	$3,004,026	$—	$1,160,188,530
Switzerland	58,588,675	—	—	58,588,675
United Kingdom	58,402,012	—	—	58,402,012
Canada	55,681,641	—	—	55,681,641
France	54,579,368	—	—	54,579,368
Taiwan	35,927,640	—	—	35,927,640
Japan	25,782,797	—	—	25,782,797
Germany	24,536,916	—	—	24,536,916
China	22,155,983	—	—	22,155,983
Other Countries	110,443,050	10,576,145	—	121,019,195
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	340,418,026	—	340,418,026
Non-U.S. Sovereign Debt	—	422,517,733	—	422,517,733
Municipal Bonds	—	5,229,990	—	5,229,990
U.S. Corporate Bonds	—	12,539,091	—	12,539,091
Residential Mortgage-Backed Securities	—	407,651,970	—	407,651,970
Commercial Mortgage-Backed Securities	—	16,902,410	—	16,902,410
Asset-Backed Securities (including CDOs)	—	21,229,659	—	21,229,659
Foreign Bonds	—	149,040,033	—	149,040,033
Mutual Funds	1,039,643,664	—	—	1,039,643,664
Total	$2,642,926,250	$1,389,109,083	$—	$4,032,035,333

Other Financial Instruments
Futures Contracts – Liabilities	$(13,425)	$—	$—	$(13,425)
Forward Foreign Currency Exchange Contracts – Assets	—	255,425	—	255,425
Forward Foreign Currency Exchange Contracts – Liabilities	—	(51,302)	—	(51,302)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(13,425)
Foreign Exchange	Forward Foreign Currency Exchange	255,425	(51,302)
Equity	Purchased Equity Options	727,700	—
Total		$983,125	$(64,727)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of

Notes to Financial Statements (unaudited) – continued

Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Investments (Purchased Options)
Interest Rate	$317,073	$—	$—
Foreign Exchange	—	627,340	—
Equity	—	—	(4,908,807)
Total	$317,073	$627,340	$(4,908,807)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Investments (Purchased Options)
Interest Rate	$3,393	$—	$—
Foreign Exchange	—	180,277	—
Equity	—	—	1,939,731
Total	$3,393	$180,277	$1,939,731

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in

Notes to Financial Statements (unaudited) – continued

segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund

Notes to Financial Statements (unaudited) – continued

with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2017, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the

Notes to Financial Statements (unaudited) – continued

ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount

Notes to Financial Statements (unaudited) – continued

payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/17
Ordinary income (including any short-term capital gains)	$114,442,050
Long-term capital gains	917,313
Total distributions	$115,359,363

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/17
Cost of investments	$3,830,731,953
Gross appreciation	245,055,039
Gross depreciation	(43,751,659)
Net unrealized appreciation (depreciation)	$201,303,380

As of 2/28/17
Undistributed ordinary income	5,447,763
Capital loss carryforwards	(5,079,916)
Other temporary differences	(10,383,238)
Net unrealized appreciation (depreciation)	142,237,228

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(5,079,916)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) – continued

due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/17	Year ended 2/28/17	Six months ended 8/31/17	Year ended 2/28/17
Class A	$19,768,141	$52,461,798	$—	$411,975
Class C	11,115,347	27,338,665	—	270,190
Class I	23,239,341	33,156,646	—	224,907
Class R1	8,466	35,699	—	399
Class R2	59,436	124,331	—	1,074
Class R3	286,764	600,645	—	4,579
Class R4	114,136	210,970	—	1,532
Class R6	961,611	512,378	—	3,575
Total	$55,553,242	$114,441,132	$—	$918,231

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Average daily net assets in excess of $1 billion up to $2.5 billion	0.60%
Average daily net assets in excess of $2.5 billion up to $5 billion	0.55%
Average daily net assets in excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2017, this management fee reduction amounted to $155,646, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2019. For the six months ended August 31, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $111,801 for the six months ended August 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,710,170
Class C	0.75%	0.25%	1.00%	1.00%	5,166,484
Class R1	0.75%	0.25%	1.00%	1.00%	3,915
Class R2	0.25%	0.25%	0.50%	0.50%	11,236
Class R3	—	0.25%	0.25%	0.25%	24,784
Total Distribution and Service Fees					$6,916,589

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For six months ended August 31, 2017, this rebate amounted to $2,906, $55, and $12 for Class A, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2017, were as follows:

Amount
Class A	$21,016
Class C	74,501

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2017, the fee was $130,445, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,872,856.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2017, the fee paid by the fund under this agreement was $3,546 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

Notes to Financial Statements (unaudited) – continued

On March 16, 2016, MFS redeemed 117,729 shares of Class I for an aggregate amount of $1,365,651.

On March 16, 2017, MFS redeemed 38,332 shares of Class I for an aggregate amount of $466,496.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended August 31, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,166,650 and $127,614, respectively. The sales transactions resulted in net realized gains (losses) of $(8,133).

(4) Portfolio Securities

For the six months ended August 31, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$190,302,621	$270,433,033
Investments (non-U.S. Government securities)	$834,856,706	$707,872,109

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,368,583	$238,708,745	41,350,523	$496,539,781
Class C	5,974,685	73,599,483	20,261,667	243,583,864
Class I	25,022,788	308,364,290	79,362,295	958,782,670
Class R1	6,756	83,042	21,357	250,824
Class R2	87,856	1,075,584	129,398	1,547,887
Class R3	145,710	1,797,513	455,616	5,447,509
Class R4	222,503	2,753,505	182,758	2,198,683
Class R6	14,380,971	178,142,237	557,181	6,708,893
	65,209,852	$804,524,399	142,320,795	$1,715,060,111

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,531,744	$18,968,546	4,249,168	$51,151,692
Class C	777,913	9,625,208	1,914,222	23,033,487
Class I	1,581,402	19,572,807	2,202,332	26,546,711
Class R1	672	8,302	2,967	35,647
Class R2	3,514	43,467	9,310	112,046
Class R3	23,151	286,686	50,161	604,178
Class R4	9,208	114,133	17,640	212,496
Class R6	63,405	792,966	12,577	151,528
	3,991,009	$49,412,115	8,458,377	$101,847,785

Shares reacquired
Class A	(17,286,566)	$(213,225,943)	(63,554,253)	$(767,824,667)
Class C	(11,355,246)	(140,036,474)	(20,665,375)	(247,829,597)
Class I	(29,840,701)	(368,654,222)	(26,493,533)	(317,775,430)
Class R1	(34,387)	(423,299)	(61,001)	(737,857)
Class R2	(85,842)	(1,056,660)	(74,466)	(895,224)
Class R3	(123,038)	(1,521,418)	(308,056)	(3,678,785)
Class R4	(25,390)	(313,796)	(158,202)	(1,895,968)
Class R6	(542,176)	(6,735,528)	(332,117)	(3,988,576)
	(59,293,346)	$(731,967,340)	(111,647,003)	$(1,344,626,104)

Net change
Class A	3,613,761	$44,451,348	(17,954,562)	$(220,133,194)
Class C	(4,602,648)	(56,811,783)	1,510,514	18,787,754
Class I	(3,236,511)	(40,717,125)	55,071,094	667,553,951
Class R1	(26,959)	(331,955)	(36,677)	(451,386)
Class R2	5,528	62,391	64,242	764,709
Class R3	45,823	562,781	197,721	2,372,902
Class R4	206,321	2,553,842	42,196	515,211
Class R6	13,902,200	172,199,675	237,641	2,871,845
	9,907,515	$121,969,174	39,132,169	$472,281,792

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2017, the fund’s commitment fee and interest expense were $13,306 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		110,654,801	7,430,940	(19,122,623)	98,963,118
MFS Institutional Money Market Portfolio		101,605,564	526,992,591	(517,228,542)	111,369,613

Underlying Affiliated Funds	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(8,274,736)	$7,985,042	$—	$28,410,121	$928,274,051
MFS Institutional Money Market Portfolio	(4,568)	6,117	—	533,803	111,369,613

	$(8,279,304)	$7,991,159	$—	$28,943,924	$1,039,643,664

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of

Notes to Financial Statements (unaudited) – continued

approximately $380,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XIII, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,319,562,684.104	89,124,503.447
John A. Caroselli	6,318,192,703.761	90,494,483.789
Maureen R. Goldfarb	6,319,721,154.200	88,966,033.351
David H. Gunning	6,301,684,555.225	107,002,632.326
Michael Hegarty	6,305,161,229.843	103,525,957.708
John P. Kavanaugh	6,314,942,342.172	93,744,845.379
Robert J. Manning	6,319,224,905.610	89,462,281.941
Clarence Otis, Jr.	6,310,274,693.701	98,412,493.850
Maryanne L. Roepke	6,324,334,769.976	84,352,417.575
Robin A. Stelmach	6,318,962,082.183	89,725,105.368
Laurie J. Thomsen	6,319,280,321.146	89,406,866.405

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2017

MFS® GOVERNMENT SECURITIES FUND

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers fell short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies that could hamper global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	50.0%
U.S. Treasury Securities	35.0%
U.S. Government Agencies	6.7%
Investment Grade Corporates	2.9%
Collateralized Debt Obligations	2.4%
Commercial Mortgage-Backed Securities	1.7%
Municipal Bonds	0.7%
Emerging Markets Bonds	0.2%
Non-U.S. Government Bonds	0.2%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	0.7%
A	1.2%
BBB	1.8%
BB (o)	0.0%
U.S. Government	33.9%
Federal Agencies	56.7%
Not Rated	1.1%
Cash & Cash Equivalents	1.2%
Other	(1.1)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	6.9 yrs.

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of August 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2017 through August 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/17	Ending Account Value 8/31/17	Expenses Paid During Period (p) 3/01/17-8/31/17
A	Actual	0.86%	$1,000.00	$1,019.34	$4.38
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
B	Actual	1.62%	$1,000.00	$1,016.58	$8.23
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
C	Actual	1.62%	$1,000.00	$1,015.52	$8.23
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
I	Actual	0.62%	$1,000.00	$1,020.61	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R1	Actual	1.62%	$1,000.00	$1,015.54	$8.23
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
R2	Actual	1.12%	$1,000.00	$1,018.08	$5.70
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R3	Actual	0.87%	$1,000.00	$1,019.34	$4.43
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R4	Actual	0.62%	$1,000.00	$1,020.61	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R6	Actual	0.50%	$1,000.00	$1,021.22	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.4%
Issuer	Shares/Par	Value ($)
Agency - Other - 3.7%
Financing Corp., 10.7%, 10/06/2017	$14,360,000	$14,497,666
Financing Corp., 9.4%, 2/08/2018	11,750,000	12,180,861
Financing Corp., 9.8%, 4/06/2018	14,975,000	15,748,294
Financing Corp., 10.35%, 8/03/2018	15,165,000	16,407,468
Financing Corp., STRIPS, 0%, 11/30/2017	18,780,000	18,727,898

		$77,562,187
Asset-Backed & Securitized - 4.3%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.464% (U.S. LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$7,682,000	$7,665,250
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.464%, (U.S. LIBOR-3mo. + 1.15%) 7/28/2026 (n)	5,290,566	5,304,721
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.452%, (U.S. LIBOR-3mo. + 1.14%) 10/23/2025 (n)	7,779,000	7,808,695
Cent CLO LP, 2014-21A, “A1”, FLR, 2.527%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)	8,305,747	8,317,640
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,020,796
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,066,337
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,166,579
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,332,014
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,672,795
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,569,592
Dryden Senior Loan Fund, 2014-34A, “AR”, FLR, 2.464%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)	6,145,237	6,165,037
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 1.827%, (LIBOR-1mo. + 0.6%) 8/15/2020	2,875,000	2,887,070
Fortress Credit BSL Ltd., 2013-1A, “A”, FLR, 2.486%, (U.S. LIBOR-3mo. + 1.18%) 1/19/2025 (n)	2,619,378	2,623,406
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,191,148
Morgan Stanley Capital I Trust, “AM”, 5.928%, 4/15/2049	10,946	11,112
TICP CLO Ltd., FLR, 2.487%, (U.S. LIBOR-3mo. + 1.18%) 1/20/2027 (n)	7,683,921	7,684,697
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,811,569

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	$2,177,277	$2,229,855
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.472%, (U.S. LIBOR-3mo. + 1.16%) 11/07/2025 (n)	5,215,000	5,220,330

		$89,748,643
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,628,729
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,124,297
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	655,088

		$6,408,114
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$4,115,092

Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$5,101,437

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,696,551

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,581,951

Consumer Products - 0.4%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,825,007
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,386,000	4,404,957

		$8,229,964
Local Authorities - 0.7%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$3,280,000	$3,949,448
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,720,139
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,599,998

		$14,269,585
Major Banks - 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$3,275,000	$3,339,786
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,181,477

		$5,521,263

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 49.8%
Fannie Mae, 2.28%, 11/01/2026	$938,706	$922,935
Fannie Mae, 3.5%, 4/01/2047	7,259,429	7,526,689
Fannie Mae, 2.986%, 12/01/2017	684,887	684,419
Fannie Mae, 3.8%, 2/01/2018	1,574,297	1,572,728
Fannie Mae, 4%, 3/01/2018 - 7/01/2047	164,025,307	173,997,936
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,605,119
Fannie Mae, 5.37%, 5/01/2018	1,780,999	1,794,539
Fannie Mae, 2.578%, 9/25/2018	6,629,229	6,643,801
Fannie Mae, 5.6%, 1/01/2019	868,299	904,941
Fannie Mae, 5.47%, 2/01/2019	352,104	364,376
Fannie Mae, 5.1%, 3/01/2019	356,395	367,900
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	25,118,601	27,468,929
Fannie Mae, 5.08%, 4/01/2019	723,670	759,141
Fannie Mae, 5.28%, 4/01/2019	613,687	645,218
Fannie Mae, 4.84%, 5/01/2019	610,133	639,321
Fannie Mae, 5.5%, 5/01/2019 - 12/01/2038	23,321,603	26,023,276
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	74,276,543	80,444,144
Fannie Mae, 4.829%, 8/01/2019	3,253,945	3,425,069
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	1,456,656	1,538,107
Fannie Mae, 5.05%, 8/01/2019	668,703	707,192
Fannie Mae, 4.67%, 9/01/2019	1,136,097	1,198,328
Fannie Mae, 4.94%, 9/01/2019	387,705	410,122
Fannie Mae, 4.88%, 3/01/2020	390,600	404,909
Fannie Mae, 4.14%, 8/01/2020	1,319,292	1,395,916
Fannie Mae, 5.19%, 9/01/2020	1,617,127	1,712,739
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	6,202,343	7,007,263
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,730,346
Fannie Mae, 2.41%, 5/01/2023	1,506,219	1,533,532
Fannie Mae, 2.55%, 5/01/2023	1,298,277	1,330,989
Fannie Mae, 2.59%, 5/01/2023	823,575	846,012
Fannie Mae, 3.78%, 10/01/2023	909,232	976,675
Fannie Mae, 4.5%, 5/01/2025	312,020	329,029
Fannie Mae, 3.59%, 9/01/2026	1,043,337	1,118,588
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	54,752,176	55,983,714
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,535,202	2,885,521
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	122,981,084	127,721,134
Fannie Mae, FLR, 1.584% (LIBOR-1mo. + 0.35%), 5/25/2018	2,114,451	2,115,846
Fannie Mae, 2.684%, 12/25/2026	10,346,000	10,307,092
Freddie Mac, 4.5%, 9/01/2046	15,355,586	16,488,845
Freddie Mac, 3.154%, 2/25/2018	4,833,019	4,854,465
Freddie Mac, 2.412%, 8/25/2018	7,052,565	7,082,714
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	9,761,483	10,684,298
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,452,583

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.323%, 10/25/2018	$4,701,971	$4,730,773
Freddie Mac, 2.13%, 1/25/2019	10,177,744	10,241,762
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,150,377
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,103,963
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	4,763,525	5,340,266
Freddie Mac, 2.456%, 8/25/2019	4,923,000	4,982,550
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,921,434
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,270,878
Freddie Mac, 2.313%, 3/25/2020	6,978,000	7,065,681
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,519,816
Freddie Mac, 3.808%, 8/25/2020	2,877,000	3,030,594
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,592,119
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,871,082
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	6,625,821	7,357,605
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,149,070
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,884,684
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,460,889
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	12,583,028	13,539,526
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,771,694
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,879,521
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,508,583
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	13,257,412
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,638,159
Freddie Mac, 3.531%, 7/25/2023	240,000	257,323
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,865,229
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,915,020
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,012,327
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,257,751
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,596,946
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	9,797,215	10,355,514
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,757,389
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,712,340
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,894,748
Freddie Mac, 3.243%, 4/25/2027	7,213,000	7,596,754
Freddie Mac, 3.117%, 6/25/2027	5,250,000	5,469,169
Freddie Mac, 6.5%, 5/01/2037	592,365	666,781
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	97,066,438	100,837,471
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	59,473,082	60,389,524
Freddie Mac, 1.018%, 7/25/2049 (i)	55,303,854	2,689,957
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,589,279
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	5,272,832	5,872,592
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	13,314,354	14,393,897
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,667,039	2,825,036
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	25,208,553	26,406,160

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 6.158%, 4/20/2058	$75,734	$83,152
Ginnie Mae, 0.658%, 2/16/2059 (i)	8,250,880	562,463

		$1,045,881,700
Network & Telecom - 0.2%
AT&T, Inc., 3.4%, 8/14/2024	$4,198,000	$4,237,557

Other Banks & Diversified Financials - 0.4%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,332,523
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,244,671

		$9,577,194
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,625,586

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,427,602

Tobacco - 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (z)	$4,264,000	$4,300,746

U.S. Government Agencies and Equivalents - 2.8%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,143,431
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,334,076
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,268,574
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,577,764
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,878,835
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,707,592
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,183,267
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,356,149
Small Business Administration, 6.35%, 4/01/2021	99,646	104,472
Small Business Administration, 6.34%, 5/01/2021	130,844	137,128
Small Business Administration, 6.44%, 6/01/2021	145,475	152,513
Small Business Administration, 6.625%, 7/01/2021	138,374	145,443
Small Business Administration, 6.07%, 3/01/2022	153,954	162,386
Small Business Administration, 4.98%, 11/01/2023	249,470	264,686
Small Business Administration, 4.89%, 12/01/2023	568,236	599,888
Small Business Administration, 4.77%, 4/01/2024	628,200	659,839
Small Business Administration, 5.52%, 6/01/2024	296,810	314,910
Small Business Administration, 4.99%, 9/01/2024	502,090	529,829
Small Business Administration, 4.86%, 10/01/2024	336,359	354,072
Small Business Administration, 4.86%, 1/01/2025	669,267	706,104
Small Business Administration, 5.11%, 4/01/2025	518,329	549,688
Small Business Administration, 2.21%, 2/01/2033	2,157,829	2,135,467

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.22%, 3/01/2033	$3,825,483	$3,808,632
Small Business Administration, 3.15%, 7/01/2033	3,675,931	3,824,462
Small Business Administration, 3.16%, 8/01/2033	1,335,122	1,390,345
Small Business Administration, 3.62%, 9/01/2033	1,385,589	1,471,866
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,251,732

		$60,013,150
U.S. Treasury Obligations - 33.8%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,805,855
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,770,144
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,358,915
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,195,259
U.S. Treasury Bonds, 4.375%, 2/15/2038	4,497,000	5,849,438
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,926,300	26,377,440
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	30,865,264
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	28,465,879
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	93,822,550
U.S. Treasury Notes, 2.625%, 4/30/2018	11,085,000	11,187,190
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	19,875,484
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	97,014,041
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	58,185,727
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	33,325,855
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,785,968
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	34,834,000	36,796,134
U.S. Treasury Notes, 1.75%, 5/15/2022	24,023,000	24,093,380
U.S. Treasury Notes, 2.5%, 8/15/2023	136,673,000	141,782,221
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,448,770
U.S. Treasury Notes, 2.5%, 5/15/2024	63,269,000	65,569,916
U.S. Treasury Notes, 2%, 11/15/2026	6,400,000	6,341,000

		$708,916,430
Utilities - Electric Power - 0.4%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,309,494
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	3,358,000	3,358,000

		$8,667,494
Total Bonds (Identified Cost, $2,025,433,066)		$2,064,882,246

Investment Companies (h) - 1.3%
Mutual Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $26,339,396)	26,341,070	$26,341,070

Other Assets, Less Liabilities - 0.3%		7,052,794
Net Assets - 100.0%		$2,098,276,110

11

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $26,341,070 and $2,064,882,246, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,797,612, representing 3.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BAT Capital Corp., 2.764%, 8/15/2022	8/8/17	$4,264,000	$4,300,746
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

Derivative Contracts at 8/31/17

Futures Contracts at 8/31/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	15	$2,341,406	December - 2017	$8,936

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	176	$20,856,000	December - 2017	$(17,122)

At August 31, 2017, the fund had liquid securities with an aggregate value of $170,069 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,025,433,066)	$2,064,882,246
Investments in affiliated issuers, at value (identified cost, $26,339,396)	26,341,070
Receivables for
Daily variation margin on open futures contracts	18,946
Investments sold	508,349
Fund shares sold	13,668,610
Interest	8,002,498
Other assets	2,363
Total assets	$2,113,424,082
Liabilities
Payable to custodian	$7,905
Payables for
Distributions	459,102
Investments purchased	469,741
Fund shares reacquired	13,426,638
Payable to affiliates
Investment adviser	46,861
Shareholder servicing costs	563,850
Distribution and service fees	12,537
Payable for independent Trustees’ compensation	22,037
Accrued expenses and other liabilities	139,301
Total liabilities	$15,147,972
Net assets	$2,098,276,110
Net assets consist of
Paid-in capital	$2,136,365,946
Unrealized appreciation (depreciation)	39,442,668
Accumulated net realized gain (loss)	(77,244,865)
Accumulated distributions in excess of net investment income	(287,639)
Net assets	$2,098,276,110
Shares of beneficial interest outstanding	211,885,001

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$678,396,009	68,468,061	$9.91
Class B	15,536,947	1,570,017	9.90
Class C	35,582,527	3,585,345	9.92
Class I	31,204,808	3,151,230	9.90
Class R1	2,761,487	279,019	9.90
Class R2	105,303,462	10,639,292	9.90
Class R3	88,859,242	8,972,050	9.90
Class R4	69,613,206	7,025,941	9.91
Class R6	1,071,018,422	108,194,046	9.90

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.35 [100 / 95.75 x $9.91]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$30,596,599
Dividends from affiliated issuers	142,732
Total investment income	$30,739,331
Expenses
Management fee	$4,220,531
Distribution and service fees	1,542,889
Shareholder servicing costs	1,218,455
Administrative services fee	177,581
Independent Trustees’ compensation	23,996
Custodian fee	107,698
Shareholder communications	77,909
Audit and tax fees	31,043
Legal fees	13,007
Miscellaneous	126,327
Total expenses	$7,539,436
Fees paid indirectly	(714)
Reduction of expenses by investment adviser and distributor	(105,031)
Net expenses	$7,433,691
Net investment income (loss)	$23,305,640
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,660,326)
Affiliated issuers	1,469
Futures contracts	399,197
Net realized gain (loss)	$(5,259,660)
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$24,136,486
Affiliated issuers	1,653
Futures contracts	(5,568)
Net unrealized gain (loss)	$24,132,571
Net realized and unrealized gain (loss)	$18,872,911
Change in net assets from operations	$42,178,551

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/17	Year ended 2/28/17
	(unaudited)
From operations
Net investment income (loss)	$23,305,640	$45,759,260
Net realized gain (loss)	(5,259,660)	(7,050,344)
Net unrealized gain (loss)	24,132,571	(57,302,563)
Change in net assets from operations	$42,178,551	$(18,593,647)
Distributions declared to shareholders
From net investment income	$(26,998,772)	$(54,285,439)
Change in net assets from fund share transactions	$(11,445,935)	$(9,494,486)
Total change in net assets	$3,733,844	$(82,373,572)
Net assets
At beginning of period	2,094,542,266	2,176,915,838
At end of period (including accumulated distributions in excess of net investment income of $287,639 and undistributed net investment income of $3,405,493, respectively)	$2,098,276,110	$2,094,542,266

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/17 (unaudited)		Year ended
Class A			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.84		$10.17		$10.20	$10.05	$10.41	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	(c)	$0.18	$0.16	$0.18	$0.20
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.01)	0.20	(0.29)	(0.02)
Total from investment operations	$0.19		$(0.10)		$0.17	$0.36	$(0.11)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)		$(0.20)	$(0.21)	$(0.22)	$(0.26)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.12)		$(0.23)		$(0.20)	$(0.21)	$(0.25)	$(0.31)
Net asset value, end of period (x)	$9.91		$9.84		$10.17	$10.20	$10.05	$10.41
Total return (%) (r)(s)(t)(x)	1.93	(n)	(0.97	)(c)	1.69	3.59	(1.00)	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	(c)	0.88	0.88	0.88	0.87
Expenses after expense reductions (f)	0.86	(a)	0.86	(c)	0.87	0.87	0.87	0.87
Net investment income (loss)	2.05	(a)	1.93	(c)	1.74	1.58	1.76	1.88
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$678,396		$685,256		$719,585	$692,680	$698,251	$847,276

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class B			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.82		$10.16		$10.19	$10.04	$10.39	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	(c)	$0.10	$0.08	$0.10	$0.12
Net realized and unrealized gain (loss)	0.10		(0.30)		(0.01)	0.20	(0.27)	(0.03)
Total from investment operations	$0.16		$(0.18)		$0.09	$0.28	$(0.17)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.15)	$(0.18)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$9.90		$9.82		$10.16	$10.19	$10.04	$10.39
Total return (%) (r)(s)(t)(x)	1.66	(n)	(1.82	)(c)	0.93	2.82	(1.65)	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	(c)	1.63	1.63	1.63	1.62
Expenses after expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.62	1.63	1.62
Net investment income (loss)	1.30	(a)	1.18	(c)	0.99	0.83	1.00	1.13
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$15,537		$18,013		$22,289	$23,857	$28,208	$44,012

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class C			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.85		$10.19		$10.22	$10.07	$10.43	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	(c)	$0.10	$0.08	$0.10	$0.12
Net realized and unrealized gain (loss)	0.09		(0.30)		(0.01)	0.20	(0.28)	(0.02)
Total from investment operations	$0.15		$(0.18)		$0.09	$0.28	$(0.18)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.15)	$(0.19)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$9.92		$9.85		$10.19	$10.22	$10.07	$10.43
Total return (%) (r)(s)(t)(x)	1.55	(n)	(1.81	)(c)	0.93	2.81	(1.73)	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	(c)	1.63	1.63	1.63	1.62
Expenses after expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.62	1.63	1.62
Net investment income (loss)	1.29	(a)	1.17	(c)	0.98	0.82	0.99	1.13
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$35,583		$41,824		$49,104	$51,361	$58,229	$101,229

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class I			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.83		$10.16		$10.20	$10.05	$10.41	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	(c)	$0.20	$0.18	$0.20	$0.25
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.02)	0.20	(0.28)	(0.04)
Total from investment operations	$0.20		$(0.07)		$0.18	$0.38	$(0.08)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.22)	$(0.23)	$(0.25)	$(0.29)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.13)		$(0.26)		$(0.22)	$(0.23)	$(0.28)	$(0.34)
Net asset value, end of period (x)	$9.90		$9.83		$10.16	$10.20	$10.05	$10.41
Total return (%) (r)(s)(t)(x)	2.06	(n)	(0.73	)(c)	1.85	3.85	(0.75)	1.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	(c)	0.63	0.63	0.63	0.59
Expenses after expense reductions (f)	0.62	(a)	0.62	(c)	0.62	0.63	0.63	0.59
Net investment income (loss)	2.28	(a)	2.17	(c)	1.98	1.80	1.98	2.33
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$31,205		$43,439		$42,563	$22,984	$20,974	$40,628

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R1			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.83		$10.16		$10.19	$10.04	$10.40	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	(c)	$0.10	$0.08	$0.10	$0.12
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.01)	0.20	(0.28)	(0.02)
Total from investment operations	$0.15		$(0.17)		$0.09	$0.28	$(0.18)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.15)	$(0.18)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.08)		$(0.16)		$(0.12)	$(0.13)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$9.90		$9.83		$10.16	$10.19	$10.04	$10.40
Total return (%) (r)(s)(t)(x)	1.55	(n)	(1.72	)(c)	0.93	2.82	(1.74)	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	(c)	1.63	1.63	1.63	1.62
Expenses after expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.63	1.63	1.62
Net investment income (loss)	1.30	(a)	1.18	(c)	0.99	0.82	1.00	1.14
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$2,761		$3,265		$4,671	$5,128	$5,345	$6,647

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R2			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.83		$10.16		$10.19	$10.04	$10.40	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	(c)	$0.15	$0.13	$0.15	$0.17
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.01)	0.20	(0.28)	(0.01)
Total from investment operations	$0.18		$(0.12)		$0.14	$0.33	$(0.13)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)		$(0.17)	$(0.18)	$(0.20)	$(0.24)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.11)		$(0.21)		$(0.17)	$(0.18)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$9.90		$9.83		$10.16	$10.19	$10.04	$10.40
Total return (%) (r)(s)(t)(x)	1.81	(n)	(1.22	)(c)	1.44	3.33	(1.25)	1.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.13	(c)	1.13	1.13	1.13	1.12
Expenses after expense reductions (f)	1.12	(a)	1.12	(c)	1.12	1.13	1.13	1.12
Net investment income (loss)	1.80	(a)	1.68	(c)	1.49	1.33	1.51	1.63
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$105,303		$111,123		$122,117	$139,048	$142,396	$165,865

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R3			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.83		$10.17		$10.20	$10.05	$10.40	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	(c)	$0.18	$0.16	$0.18	$0.20
Net realized and unrealized gain (loss)	0.09		(0.30)		(0.01)	0.20	(0.28)	(0.03)
Total from investment operations	$0.19		$(0.11)		$0.17	$0.36	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)		$(0.20)	$(0.21)	$(0.22)	$(0.26)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.12)		$(0.23)		$(0.20)	$(0.21)	$(0.25)	$(0.31)
Net asset value, end of period (x)	$9.90		$9.83		$10.17	$10.20	$10.05	$10.40
Total return (%) (r)(s)(x)	1.93	(n)	(1.07	)(c)	1.69	3.59	(0.90)	1.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	(c)	0.88	0.88	0.88	0.87
Expenses after expense reductions (f)	0.87	(a)	0.87	(c)	0.87	0.88	0.87	0.87
Net investment income (loss)	2.05	(a)	1.93	(c)	1.74	1.57	1.76	1.88
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$88,859		$88,434		$109,531	$105,929	$98,701	$104,515

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R4			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13

Net asset value, beginning of period	$9.84		$10.17		$10.21	$10.06	$10.41	$10.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	(c)	$0.20	$0.18	$0.20	$0.22
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.02)	0.20	(0.27)	(0.02)
Total from investment operations	$0.20		$(0.07)		$0.18	$0.38	$(0.07)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.22)	$(0.23)	$(0.25)	$(0.29)
From net realized gain	—		—		—	—	(0.03)	(0.05)
Total distributions declared to shareholders	$(0.13)		$(0.26)		$(0.22)	$(0.23)	$(0.28)	$(0.34)
Net asset value, end of period (x)	$9.91		$9.84		$10.17	$10.21	$10.06	$10.41
Total return (%) (r)(s)(x)	2.06	(n)	(0.72	)(c)	1.85	3.84	(0.65)	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	(c)	0.63	0.63	0.63	0.62
Expenses after expense reductions (f)	0.62	(a)	0.62	(c)	0.62	0.63	0.62	0.62
Net investment income (loss)	2.30	(a)	2.18	(c)	1.99	1.82	2.01	2.10
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$69,613		$64,371		$86,552	$77,065	$70,549	$70,662

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 8/31/17 (unaudited)		Year ended
Class R6			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13(i)

Net asset value, beginning of period	$9.83		$10.16		$10.20	$10.05	$10.40	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.23	(c)	$0.21	$0.20	$0.21	$0.13
Net realized and unrealized gain (loss)	0.09		(0.29)		(0.01)	0.19	(0.27)	(0.06)
Total from investment operations	$0.21		$(0.06)		$0.20	$0.39	$(0.06)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)		$(0.24)	$(0.24)	$(0.26)	$(0.20)
From net realized gain	—		—		—	—	(0.03)	—
Total distributions declared to shareholders	$(0.14)		$(0.27)		$(0.24)	$(0.24)	$(0.29)	$(0.20)
Net asset value, end of period (x)	$9.90		$9.83		$10.16	$10.20	$10.05	$10.40
Total return (%) (r)(s)(x)	2.12	(n)	(0.61	)(c)	1.96	3.96	(0.54)	0.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.51	(c)	0.52	0.52	0.51	0.54	(a)
Expenses after expense reductions (f)	0.50	(a)	0.50	(c)	0.51	0.51	0.51	0.54	(a)
Net investment income (loss)	2.41	(a)	2.30	(c)	2.10	1.94	2.13	1.81	(a)
Portfolio turnover	15	(n)	48		88	67	112	81
Net assets at end of period (000 omitted)	$1,071,018		$1,038,818		$1,020,504	$1,038,851	$943,761	$721,119

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ended after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

26

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$846,491,767	$—	$846,491,767
Non-U.S. Sovereign Debt	—	3,427,602	—	3,427,602
Municipal Bonds	—	14,269,585	—	14,269,585
U.S. Corporate Bonds	—	35,509,697	—	35,509,697
Residential Mortgage-Backed Securities	—	1,045,881,699	—	1,045,881,699
Commercial Mortgage-Backed Securities	—	36,071,796	—	36,071,796
Asset-Backed Securities (including CDOs)	—	53,676,847	—	53,676,847
Foreign Bonds	—	29,553,253	—	29,553,253
Mutual Funds	26,341,070	—	—	26,341,070
Total	$26,341,070	$2,064,882,246	$—	$2,091,223,316

Other Financial Instruments
Futures Contracts – Assets	$8,936	$—	$—	$8,936
Futures Contracts – Liabilities	(17,121)	—	—	(17,121)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting

28

Notes to Financial Statements (unaudited) – continued

transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$8,936	$(17,121)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$399,197

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(5,568)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin

29

Notes to Financial Statements (unaudited) – continued

requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

30

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the

31

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/17
Ordinary income (including any short-term capital gains)	$54,285,439

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/17
Cost of investments	$2,052,029,448
Gross appreciation	42,160,469
Gross depreciation	(2,966,601)
Net unrealized appreciation (depreciation)	$39,193,868

As of 2/28/17
Undistributed ordinary income	8,183,818
Capital loss carryforwards	(36,175,329)
Other temporary differences	(6,245,168)
Net unrealized appreciation (depreciation)	(19,032,936)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(10,409,971)
Long-Term	(25,765,358)
Total	$(36,175,329)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

33

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/17	Year ended 2/28/17
Class A	$8,312,099	$16,911,235
Class B	138,524	337,034
Class C	318,753	751,462
Class I	560,413	1,267,576
Class R1	26,128	62,281
Class R2	1,175,750	2,447,287
Class R3	1,062,350	2,437,496
Class R4	853,103	1,849,270
Class R6	14,551,652	28,221,798
Total	$26,998,772	$54,285,439

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.40%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2017, this management fee reduction amounted to $82,619, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,870 for the six months ended August 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$867,470
Class B	0.75%	0.25%	1.00%	1.00%	83,507
Class C	0.75%	0.25%	1.00%	1.00%	192,200
Class R1	0.75%	0.25%	1.00%	1.00%	15,780
Class R2	0.25%	0.25%	0.50%	0.50%	273,188
Class R3	—	0.25%	0.25%	0.25%	110,744
Total Distribution and Service Fees					$1,542,889

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2017, this rebate amounted to $22,205, $148, $57, and $2 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2017, were as follows:

Amount
Class A	$22,601
Class B	14,527
Class C	3,089

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2017, the fee was $138,179, which equated to 0.0131% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $695,842.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of

35

Notes to Financial Statements (unaudited) – continued

each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2017, these costs for the fund amounted to $384,434 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,144 and the Retirement Deferral plan resulted in an expense of $149. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $20,939 at August 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2017, the fee paid by the fund

36

Notes to Financial Statements (unaudited) – continued

under this agreement was $1,923 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 11,849 shares of Class I for an aggregate amount of $115,526. On March 16, 2016, MFS purchased 20,790 shares of Class I for an aggregate amount of $210,185.

(4) Portfolio Securities

For the six months ended August 31, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$236,398,260	$316,464,002
Investments (non-U.S. Government securities)	$81,107,820	$31,426,779

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,724,415	$115,488,205	21,865,280	$219,895,829
Class B	50,817	499,363	420,030	4,253,002
Class C	181,113	1,786,594	1,077,678	10,957,005
Class I	2,439,266	24,012,339	6,012,855	60,589,197
Class R1	23,126	227,142	80,749	815,556
Class R2	821,739	8,075,907	2,176,967	21,922,218
Class R3	1,153,196	11,350,254	3,393,322	34,228,923
Class R4	1,636,729	16,167,100	3,191,983	32,364,425
Class R6	5,656,522	55,523,188	8,278,653	83,505,749
	23,686,923	$233,130,092	46,497,517	$468,531,904

Shares issued to shareholders in reinvestment of distributions
Class A	623,530	$6,144,366	1,249,684	$12,588,044
Class B	13,621	134,019	32,377	325,899
Class C	28,166	277,948	63,065	636,300
Class I	47,902	471,538	102,357	1,028,811
Class R1	2,648	26,057	6,159	62,042
Class R2	111,966	1,101,954	227,461	2,288,142
Class R3	107,745	1,061,180	241,415	2,432,790
Class R4	47,040	463,452	111,549	1,125,153
Class R6	1,471,964	14,493,134	2,794,221	28,113,069
	2,454,582	$24,173,648	4,828,288	$48,600,250

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,545,591)	$(133,444,490)	(24,205,675)	$(242,520,585)
Class B	(327,923)	(3,223,162)	(813,330)	(8,148,616)
Class C	(868,769)	(8,563,950)	(1,715,816)	(17,248,140)
Class I	(3,756,129)	(36,836,593)	(5,883,278)	(58,779,959)
Class R1	(79,005)	(778,510)	(214,448)	(2,168,845)
Class R2	(1,603,629)	(15,757,647)	(3,115,804)	(31,298,077)
Class R3	(1,283,155)	(12,628,289)	(5,414,439)	(54,397,251)
Class R4	(1,202,131)	(11,859,384)	(5,268,733)	(53,525,290)
Class R6	(4,642,570)	(45,657,650)	(5,798,590)	(58,539,877)
	(27,308,902)	$(268,749,675)	(52,430,113)	$(526,626,640)

Net change
Class A	(1,197,646)	$(11,811,919)	(1,090,711)	$(10,036,712)
Class B	(263,485)	(2,589,780)	(360,923)	(3,569,715)
Class C	(659,490)	(6,499,408)	(575,073)	(5,654,835)
Class I	(1,268,961)	(12,352,716)	231,934	2,838,049
Class R1	(53,231)	(525,311)	(127,540)	(1,291,247)
Class R2	(669,924)	(6,579,786)	(711,376)	(7,087,717)
Class R3	(22,214)	(216,855)	(1,779,702)	(17,735,538)
Class R4	481,638	4,771,168	(1,965,201)	(20,035,712)
Class R6	2,485,916	24,358,672	5,274,284	53,078,941
	(1,167,397)	$(11,445,935)	(1,104,308)	$(9,494,486)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 28%, 14%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to

38

Notes to Financial Statements (unaudited) – continued

each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2017, the fund’s commitment fee and interest expense were $7,420 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		29,765,172	233,035,354	(236,459,456)	26,341,070

Underlying Affiliated Fund	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,469	$1,653	$—	$142,732	$26,341,070

39

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XIII, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,319,562,684.104	89,124,503.447
John A. Caroselli	6,318,192,703.761	90,494,483.789
Maureen R. Goldfarb	6,319,721,154.200	88,966,033.351
David H. Gunning	6,301,684,555.225	107,002,632.326
Michael Hegarty	6,305,161,229.843	103,525,957.708
John P. Kavanaugh	6,314,942,342.172	93,744,845.379
Robert J. Manning	6,319,224,905.610	89,462,281.941
Clarence Otis, Jr.	6,310,274,693.701	98,412,493.850
Maryanne L. Roepke	6,324,334,769.976	84,352,417.575
Robin A. Stelmach	6,318,962,082.183	89,725,105.368
Laurie J. Thomsen	6,319,280,321.146	89,406,866.405

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

41

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

42

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

43

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

44

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

45

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2017

MFS® NEW DISCOVERY

VALUE FUND

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers fell short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies that could hamper global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

October 17, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
El Paso Electric Co.	2.2%
PNM Resources, Inc.	2.0%
Portland General Electric Co.	1.8%
Plexus Corp.	1.5%
Medical Properties Trust, Inc., REIT	1.5%
Store Capital Corp., REIT	1.5%
Select Income, REIT	1.4%
Owens Corning	1.4%
Everest Re Group Ltd.	1.4%
Berry Global Group, Inc.	1.3%

Equity sectors
Financial Services	33.6%
Industrial Goods & Services	13.8%
Technology	7.4%
Basic Materials	7.0%
Utilities & Communications	7.0%
Autos & Housing	5.6%
Health Care	4.9%
Energy	3.5%
Special Products & Services	3.4%
Consumer Staples	3.2%
Transportation	3.0%
Retailing	2.9%
Leisure	2.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of August 31, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2017 through August 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/17	Ending Account Value 8/31/17	Expenses Paid During Period (p) 3/01/17-8/31/17
A	Actual	1.31%	$1,000.00	$990.34	$6.57
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
B	Actual	2.06%	$1,000.00	$986.63	$10.32
	Hypothetical (h)	2.06%	$1,000.00	$1,014.82	$10.46
C	Actual	2.06%	$1,000.00	$985.87	$10.31
	Hypothetical (h)	2.06%	$1,000.00	$1,014.82	$10.46
I	Actual	1.06%	$1,000.00	$991.71	$5.32
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R1	Actual	2.06%	$1,000.00	$986.64	$10.32
	Hypothetical (h)	2.06%	$1,000.00	$1,014.82	$10.46
R2	Actual	1.56%	$1,000.00	$988.98	$7.82
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
R3	Actual	1.31%	$1,000.00	$990.35	$6.57
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
R4	Actual	1.06%	$1,000.00	$991.73	$5.32
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R6	Actual	0.96%	$1,000.00	$991.71	$4.82
	Hypothetical (h)	0.96%	$1,000.00	$1,020.37	$4.89

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)
Aerospace - 2.0%
Leidos Holdings, Inc.	144,779	$8,443,511
ManTech International Corp., “A”	300,885	12,101,595

		$20,545,106
Automotive - 0.1%
Fenix Parts, Inc. (a)	987,676	$826,685

Brokerage & Asset Managers - 2.3%
Apollo Global Management LLC, “A”	360,816	$10,654,897
NASDAQ, Inc.	97,809	7,372,842
Raymond James Financial, Inc.	62,181	4,870,016

		$22,897,755
Business Services - 3.0%
Conduent, Inc. (a)	322,494	$5,324,376
Forrester Research, Inc.	119,755	4,880,016
PRA Group, Inc. (a)	225,522	6,517,586
Travelport Worldwide Ltd.	887,905	13,442,882

		$30,164,860
Chemicals - 0.6%
Ingevity Corp. (a)	99,404	$6,259,470

Computer Software - Systems - 4.0%
Electronics For Imaging, Inc. (a)	106,595	$3,790,518
Model N, Inc. (a)	554,174	7,509,058
NICE Systems Ltd., ADR	122,934	9,615,897
Presidio, Inc. (a)	497,115	6,914,870
Verint Systems, Inc. (a)	311,512	12,367,026

		$40,197,369
Construction - 5.5%
Armstrong World Industries, Inc. (a)	151,773	$7,209,218
GMS, Inc. (a)	177,334	5,706,608
Owens Corning	186,270	13,808,195
Siteone Landscape Supply, Inc. (a)	175,785	8,831,439
Toll Brothers, Inc.	312,442	12,172,740
TopBuild Corp. (a)	127,632	7,574,959

		$55,303,159

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.0%
Sensient Technologies Corp.	136,666	$9,860,452

Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	93,488	$4,405,155

Containers - 2.6%
Berry Global Group, Inc. (a)	240,089	$13,502,605
Graphic Packaging Holding Co.	964,399	12,585,407

		$26,088,012
Electrical Equipment - 3.7%
HD Supply Holdings, Inc. (a)	294,082	$9,792,930
MSC Industrial Direct Co., Inc., “A”	141,750	9,763,740
TriMas Corp. (a)	486,130	11,764,346
WESCO International, Inc. (a)	114,757	5,789,491

		$37,110,507
Electronics - 3.4%
Integrated Device Technology, Inc. (a)	322,187	$7,961,241
OSI Systems, Inc. (a)	129,374	10,745,804
Plexus Corp. (a)	297,336	15,485,259

		$34,192,304
Energy - Independent - 0.8%
Energen Corp. (a)	147,816	$7,580,004

Engineering - Construction - 1.4%
KBR, Inc.	640,127	$10,414,866
Team, Inc. (a)	288,022	3,557,072

		$13,971,938
Entertainment - 1.8%
Madison Square Garden Co., “A” (a)	47,781	$10,153,940
Parques Reunidos Servicios Centrales S.A.U.	411,929	7,505,284

		$17,659,224
Food & Beverages - 2.2%
Cal-Maine Foods, Inc. (a)(l)	229,122	$8,351,497
Hostess Brands, Inc. (a)	564,514	7,530,617
TreeHouse Foods, Inc. (a)	93,134	6,239,046

		$22,121,160
Insurance - 5.4%
Aspen Insurance Holdings Ltd.	241,746	$10,926,919
Everest Re Group Ltd.	54,108	13,661,188

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	128,108	$12,577,643
Safety Insurance Group, Inc.	127,064	9,072,370
Third Point Reinsurance Ltd. (a)	598,328	8,406,508

		$54,644,628
Leisure & Toys - 1.1%
Brunswick Corp.	217,534	$11,416,184

Machinery & Tools - 4.9%
Gardner Denver Holdings, Inc. (a)	389,134	$9,140,758
Herman Miller, Inc.	274,751	9,245,371
ITT, Inc.	259,074	10,456,226
Regal Beloit Corp.	130,118	9,810,897
SPX FLOW, Inc. (a)	318,723	10,667,659

		$49,320,911
Major Banks - 0.9%
Huntington Bancshares, Inc.	710,450	$8,944,566

Medical & Health Technology & Services - 3.8%
Community Health Systems, Inc. (a)	366,465	$2,799,793
HMS Holdings Corp. (a)	493,927	8,752,386
LifePoint Hospitals, Inc. (a)	147,801	8,565,068
MEDNAX, Inc. (a)	135,758	6,088,746
Premier, Inc., “A” (a)	360,919	12,090,787

		$38,296,780
Medical Equipment - 1.1%
Steris PLC	131,167	$11,432,516

Natural Gas - Pipeline - 0.9%
Boardwalk Pipeline Partners LP	605,984	$9,156,418

Oil Services - 2.7%
Forum Energy Technologies, Inc. (a)	261,610	$3,034,676
Frank’s International N.V. (l)	1,312,248	8,240,918
Keane Group, Inc. (a)(l)	438,603	5,679,909
Superior Energy Services, Inc. (a)	412,131	3,395,959
U.S. Silica Holdings, Inc.	263,815	7,178,406

		$27,529,868
Other Banks & Diversified Financials - 17.1%
Air Lease Corp.	327,479	$13,308,747
Berkshire Hills Bancorp, Inc.	283,427	9,579,833
Brookline Bancorp, Inc.	558,341	8,012,193

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Cathay General Bancorp, Inc.	217,541	$7,672,671
Element Fleet Management Corp.	1,693,395	12,692,835
Encore Capital Group, Inc. (a)	120,181	4,849,303
First Hawaiian, Inc.	376,874	10,209,517
First Interstate BancSystem, Inc.	365,854	12,878,061
Glacier Bancorp, Inc.	368,286	12,230,778
Hanmi Financial Corp.	272,115	7,265,471
Lakeland Financial Corp.	216,988	9,430,298
Sandy Spring Bancorp, Inc.	231,227	8,918,425
Santander Consumer USA Holdings, Inc. (a)	431,666	6,164,190
TCF Financial Corp.	850,005	13,200,578
Texas Capital Bancshares, Inc. (a)	99,546	7,391,290
UMB Financial Corp.	185,039	12,419,818
Valley National Bancorp	268,269	3,001,930
Wintrust Financial Corp.	175,749	12,796,285

		$172,022,223
Pollution Control - 1.8%
Advanced Disposal Services, Inc. (a)	303,605	$7,237,943
Clean Harbors, Inc. (a)	192,557	10,415,408

		$17,653,351
Real Estate - 7.9%
Corporate Office Properties Trust, REIT	294,764	$9,833,327
Life Storage, Inc., REIT	171,247	12,602,067
Medical Properties Trust, Inc., REIT	1,154,755	15,196,576
Select Income, REIT	609,485	14,146,147
STAG Industrial, Inc., REIT	464,172	12,992,174
Store Capital Corp., REIT	575,749	14,612,509

		$79,382,800
Specialty Chemicals - 3.8%
Ferro Corp. (a)	587,764	$11,326,212
Ferroglobe PLC	798,650	10,773,789
Orion Engineered Carbons S.A.	423,427	9,103,681
Univar, Inc. (a)	245,011	6,911,760

		$38,115,442
Specialty Stores - 2.9%
Express, Inc. (a)	624,266	$3,976,574
Michaels Co., Inc. (a)	331,261	7,436,810
Tuesday Morning Corp. (a)(l)	695,147	1,564,081
Urban Outfitters, Inc. (a)	432,611	8,842,569
Zumiez, Inc. (a)	591,858	7,368,632

		$29,188,666

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 3.0%
Knight Transportation, Inc.	249,311	$9,735,595
Marten Transport Ltd.	469,575	8,053,211
Werner Enterprises, Inc.	389,600	12,895,760

		$30,684,566
Utilities - Electric Power - 6.1%
El Paso Electric Co.	405,655	$22,534,135
PNM Resources, Inc.	478,476	20,287,383
Portland General Electric Co.	384,079	18,247,593

		$61,069,111
Total Common Stocks (Identified Cost, $872,932,595)		$988,041,190

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $14,948,778)	14,949,782	$14,949,782

Collateral for Securities Loaned - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j) (Identified Cost, $6,664,396)	6,664,396	$6,664,396

Other Assets, Less Liabilities - (0.3)%		(3,494,908)
Net Assets - 100.0%		$1,006,160,460

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $14,949,782 and $994,705,586, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $6,535,120 of securities on loan (identified cost, $879,596,991)	$994,705,586
Investments in affiliated issuers, at value (identified cost, $14,948,778)	14,949,782
Cash	54,339
Receivables for
Fund shares sold	3,933,077
Interest and dividends	620,993
Other assets	88,121
Total assets	$1,014,351,898
Liabilities
Payables for fund shares reacquired	$1,323,287
Collateral for securities loaned, at value	6,664,396
Payable to affiliates
Investment adviser	49,562
Shareholder servicing costs	90,497
Distribution and service fees	6,961
Accrued expenses and other liabilities	56,735
Total liabilities	$8,191,438
Net assets	$1,006,160,460
Net assets consist of
Paid-in capital	$881,782,575
Unrealized appreciation (depreciation)	115,109,599
Accumulated net realized gain (loss)	7,581,691
Undistributed net investment income	1,686,595
Net assets	$1,006,160,460
Shares of beneficial interest outstanding	69,215,225

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$217,532,348	15,006,010	$14.50
Class B	6,065,781	431,499	14.06
Class C	63,012,154	4,502,601	13.99
Class I	200,529,977	13,747,530	14.59
Class R1	933,618	66,377	14.07
Class R2	1,323,999	91,541	14.46
Class R3	18,714,075	1,286,997	14.54
Class R4	3,284,344	224,826	14.61
Class R6	494,764,164	33,857,844	14.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.38 [100 / 94.25 x $14.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$7,091,293
Dividends from affiliated issuers	69,021
Income on securities loaned	64,631
Interest	212
Foreign taxes withheld	(71,370)
Total investment income	$7,153,787
Expenses
Management fee	$4,282,406
Distribution and service fees	644,511
Shareholder servicing costs	295,835
Administrative services fee	82,630
Independent Trustees’ compensation	8,166
Custodian fee	18,866
Shareholder communications	32,662
Audit and tax fees	27,608
Legal fees	4,726
Miscellaneous	116,285
Total expenses	$5,513,695
Reduction of expenses by investment adviser and distributor	(37,693)
Net expenses	$5,476,002
Net investment income (loss)	$1,677,785
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$12,482,901
Affiliated issuers	(2,030)
Foreign currency	2,454
Net realized gain (loss)	$12,483,325
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(21,627,541)
Affiliated issuers	795
Translation of assets and liabilities in foreign currencies	18
Net unrealized gain (loss)	$(21,626,728)
Net realized and unrealized gain (loss)	$(9,143,403)
Change in net assets from operations	$(7,465,618)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/17 (unaudited)	Year ended 2/28/17
From operations
Net investment income (loss)	$1,677,785	$2,679,286
Net realized gain (loss)	12,483,325	46,500,198
Net unrealized gain (loss)	(21,626,728)	128,542,846
Change in net assets from operations	$(7,465,618)	$177,722,330
Distributions declared to shareholders
From net investment income	$—	$(3,324,236)
From net realized gain	(23,233,864)	(25,045,933)
Total distributions declared to shareholders	$(23,233,864)	$(28,370,169)
Change in net assets from fund share transactions	$170,919,989	$302,281,941
Total change in net assets	$140,220,507	$451,634,102
Net assets
At beginning of period	865,939,953	414,305,851
At end of period (including undistributed net investment income of $1,686,595 and $8,810, respectively)	$1,006,160,460	$865,939,953

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/17		Year ended
Class A			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$14.99		$11.40		$12.98	$13.24	$11.37	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	(c)	$0.05	$0.01	$0.02	$0.06
Net realized and unrealized gain (loss)	(0.15)		4.18		(1.26)	0.55	3.02	1.69
Total from investment operations	$(0.14)		$4.21		$(1.21)	$0.56	$3.04	$1.75
Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$(0.05)	$(0.01)	$(0.03)	$(0.07)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.62)		$(0.37)	$(0.82)	$(1.17)	$(0.65)
Net asset value, end of period (x)	$14.50		$14.99		$11.40	$12.98	$13.24	$11.37
Total return (%) (r)(s)(t)(x)	(0.97	)(n)	37.22	(c)	(9.38)	4.60	27.39	18.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.43	(c)	1.55	1.58	1.59	1.39
Expenses after expense reductions (f)	1.31	(a)	1.39	(c)	1.39	1.45	1.45	1.34
Net investment income (loss)	0.20	(a)	0.22	(c)	0.38	0.10	0.14	0.53
Portfolio turnover	21	(n)	60		60	53	55	67
Net assets at end of period (000 omitted)	$217,532		$189,746		$52,645	$18,215	$19,101	$4,596

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class B			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$14.60		$11.16		$12.76	$13.11	$11.33	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.07	)(c)	$(0.05)	$(0.08)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss)	(0.15)		4.08		(1.23)	0.54	3.00	1.69
Total from investment operations	$(0.19)		$4.01		$(1.28)	$0.46	$2.92	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(0.01)		$—	$—	$—	$—
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.57)		$(0.32)	$(0.81)	$(1.14)	$(0.58)
Net asset value, end of period (x)	$14.06		$14.60		$11.16	$12.76	$13.11	$11.33
Total return (%) (r)(s)(t)(x)	(1.34	)(n)	36.17	(c)	(10.10)	3.90	26.40	17.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.18	(c)	2.28	2.34	2.33	2.14
Expenses after expense reductions (f)	2.06	(a)	2.14	(c)	2.14	2.20	2.20	2.08
Net investment income (loss)	(0.55	)(a)	(0.54	)(c)	(0.38)	(0.65)	(0.60)	(0.17)
Portfolio turnover	21(n	)	60		60	53	55	67
Net assets at end of period (000 omitted)	$6,066		$5,872		$1,545	$1,503	$954	$353

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class C			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$14.54		$11.11		$12.73	$13.09	$11.31	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.06	)(c)	$(0.04)	$(0.08)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss)	(0.16)		4.05		(1.23)	0.53	3.00	1.69
Total from investment operations	$(0.20)		$3.99		$(1.27)	$0.45	$2.92	$1.67
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.03)	$—	$—	$(0.02)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.56)		$(0.35)	$(0.81)	$(1.14)	$(0.60)
Net asset value, end of period (x)	$13.99		$14.54		$11.11	$12.73	$13.09	$11.31
Total return (%) (r)(s)(t)(x)	(1.41	)(n)	36.17	(c)	(10.08)	3.83	26.46	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.18	(c)	2.30	2.33	2.34	2.15
Expenses after expense reductions (f)	2.06	(a)	2.14	(c)	2.14	2.19	2.20	2.09
Net investment income (loss)	(0.55	)(a)	(0.46	)(c)	(0.37)	(0.64)	(0.61)	(0.22)
Portfolio turnover	21(n	)	60		60	53	55	67
Net assets at end of period (000 omitted)	$63,012		$63,140		$35,227	$4,144	$3,043	$691

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class I			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$15.06		$11.44		$13.01	$13.28	$11.39	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	(c)	$0.08	$0.04	$0.05	$0.11
Net realized and unrealized gain (loss)	(0.16)		4.20		(1.26)	0.54	3.03	1.67
Total from investment operations	$(0.12)		$4.26		$(1.18)	$0.58	$3.08	$1.78
Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.07)	$(0.04)	$(0.05)	$(0.09)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.64)		$(0.39)	$(0.85)	$(1.19)	$(0.67)
Net asset value, end of period (x)	$14.59		$15.06		$11.44	$13.01	$13.28	$11.39
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	37.54	(c)	(9.15)	4.84	27.71	18.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.18	(c)	1.29	1.34	1.33	1.02
Expenses after expense reductions (f)	1.06	(a)	1.14	(c)	1.14	1.20	1.20	1.02
Net investment income (loss)	0.47	(a)	0.42	(c)	0.62	0.34	0.41	1.04
Portfolio turnover	21	(n)	60		60	53	55	67
Net assets at end of period (000 omitted)	$200,530		$242,154		$31,278	$13,567	$7,464	$1,633

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class R1			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$14.61		$11.16		$12.76	$13.12	$11.34	$10.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.06	)(c)	$(0.05)	$(0.08)	$(0.07)	$(0.01)
Net realized and unrealized gain (loss)	(0.15)		4.07		(1.23)	0.53	2.99	1.68
Total from investment operations	$(0.19)		$4.01		$(1.28)	$0.45	$2.92	$1.67
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—	$(0.00	)(w)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.56)		$(0.32)	$(0.81)	$(1.14)	$(0.58)
Net asset value, end of period (x)	$14.07		$14.61		$11.16	$12.76	$13.12	$11.34
Total return (%) (r)(s)(t)(x)	(1.34	)(n)	36.19	(c)	(10.10)	3.82	26.39	17.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.18	(c)	2.28	2.33	2.32	2.13
Expenses after expense reductions (f)	2.06	(a)	2.14	(c)	2.14	2.20	2.20	2.08
Net investment income (loss)	(0.59	)(a)	(0.45	)(c)	(0.37)	(0.64)	(0.59)	(0.14)
Portfolio turnover	21	(n)	60		60	53	55	67
Net assets at end of period (000 omitted)	$934		$210		$200	$302	$288	$148

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class R2			2/28/17		2/29/16	2/28/15	2/28/14		2/28/13
	(unaudited)
Net asset value, beginning of period	$14.97		$11.40		$12.96	$13.25	$11.39		$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		(0.00	)(c)(w)	$0.02	$(0.02)	$(0.01)		$0.04
Net realized and unrealized gain (loss)	(0.16)		4.17		(1.25)	0.54	3.01		1.70
Total from investment operations	$(0.16)		$4.17		$(1.23)	$0.52	$3.00		$1.74
Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$(0.01)	$—	$(0.00	)(w)	$(0.04)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)		(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.60)		$(0.33)	$(0.81)	$(1.14)		$(0.62)
Net asset value, end of period (x)	$14.46		$14.97		$11.40	$12.96	$13.25		$11.39
Total return (%) (r)(s)(t)(x)	(1.10	)(n)	36.81	(c)	(9.58)	4.32	27.01		17.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.68	(c)	1.78	1.83	1.83		1.63
Expenses after expense reductions (f)	1.56	(a)	1.64	(c)	1.64	1.70	1.70		1.58
Net investment income (loss)	(0.06	)(a)	(0.02	)(c)	0.14	(0.15)	(0.09)		0.34
Portfolio turnover	21	(n)	60		60	53	55		67
Net assets at end of period (000 omitted)	$1,324		$1,216		$528	$567	$488		$137

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class R3			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$15.03		$11.43		$13.00	$13.27	$11.39	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	(c)	$0.04	$0.01	$0.02	$0.05
Net realized and unrealized gain (loss)	(0.15)		4.20		(1.24)	0.54	3.02	1.70
Total from investment operations	$(0.14)		$4.21		$(1.20)	$0.55	$3.04	$1.75
Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.05)	$(0.01)	$(0.02)	$(0.06)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.61)		$(0.37)	$(0.82)	$(1.16)	$(0.64)
Net asset value, end of period (x)	$14.54		$15.03		$11.43	$13.00	$13.27	$11.39
Total return (%) (r)(s)(t)(x)	(0.96	)(n)	37.11	(c)	(9.30)	4.57	27.38	18.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.46	(c)	1.55	1.59	1.58	1.40
Expenses after expense reductions (f)	1.31	(a)	1.39	(c)	1.39	1.45	1.45	1.34
Net investment income (loss)	0.19	(a)	0.08	(c)	0.36	0.10	0.15	0.47
Portfolio turnover	21(n	)	60		60	53	55	67
Net assets at end of period (000 omitted)	$18,714		$14,208		$2,095	$739	$513	$215

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class R4			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13
	(unaudited)
Net asset value, beginning of period	$15.08		$11.46		$13.03	$13.29	$11.40	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	(c)	$0.08	$0.05	$0.05	$0.09
Net realized and unrealized gain (loss)	(0.15)		4.20		(1.26)	0.54	3.03	1.70
Total from investment operations	$(0.12)		$4.26		$(1.18)	$0.59	$3.08	$1.79
Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.07)	$(0.04)	$(0.05)	$(0.09)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.58)
Total distributions declared to shareholders	$(0.35)		$(0.64)		$(0.39)	$(0.85)	$(1.19)	$(0.67)
Net asset value, end of period (x)	$14.61		$15.08		$11.46	$13.03	$13.29	$11.40
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	37.46	(c)	(9.12)	4.89	27.66	18.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.20	(c)	1.29	1.33	1.32	1.12
Expenses after expense reductions (f)	1.06	(a)	1.14	(c)	1.14	1.20	1.20	1.08
Net investment income (loss)	0.43	(a)	0.45	(c)	0.65	0.35	0.42	0.85
Portfolio turnover	21	(n)	60		60	53	55	67
Net assets at end of period (000 omitted)	$3,284		$2,440		$584	$178	$156	$122

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/17		Year ended
Class R6			2/28/17		2/29/16	2/28/15	2/28/14	2/28/13 (i)
	(unaudited)
Net asset value, beginning of period	$15.08		$11.45		$13.02	$13.28	$11.40	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	(c)	$0.09	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.16)		4.18		(1.26)	0.55	3.01	1.71
Total from investment operations	$(0.12)		$4.28		$(1.17)	$0.61	$3.07	$1.76
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.08)	$(0.06)	$(0.05)	$(0.09)
From net realized gain	(0.35)		(0.56)		(0.32)	(0.81)	(1.14)	(0.37)
Total distributions declared to shareholders	$(0.35)		$(0.65)		$(0.40)	$(0.87)	$(1.19)	$(0.46)
Net asset value, end of period (x)	$14.61		$15.08		$11.45	$13.02	$13.28	$11.40
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	37.68	(c)	(9.09)	5.00	27.66	18.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.07	(c)	1.21	1.23	1.26	1.12	(a)
Expenses after expense reductions (f)	0.96	(a)	1.02	(c)	1.06	1.10	1.15	1.09	(a)
Net investment income (loss)	0.53	(a)	0.73	(c)	0.71	0.45	0.48	0.76	(a)
Portfolio turnover	21	(n)	60		60	53	55	67
Net assets at end of period (000 omitted)	$494,764		$346,955		$290,204	$312,860	$278,450	$205,301

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

24

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$988,041,190	$—	$—	$988,041,190
Mutual Funds	21,614,178	—	—	21,614,178
Total	$1,009,655,368	$—	$—	$1,009,655,368

For further information regarding security characteristics, see the Portfolio of Investments. The fund held worthless level 3 securities at the beginning of the period which were disposed of during the period for $0 and no realized gain or loss.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral

25

Notes to Financial Statements (unaudited) – continued

value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $6,535,120. The fair value of the fund’s investment securities on loan and a related liability of $6,664,396 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

26

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 2/28/17
Ordinary income (including any short-term capital gains)	$11,381,210
Long-term capital gains	16,988,959
Total distributions	$28,370,169

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/17
Cost of investments	$899,397,041
Gross appreciation	150,283,563
Gross depreciation	(40,025,236)
Net unrealized appreciation (depreciation)	$110,258,327

As of 2/28/17
Undistributed ordinary income	10,252,318
Undistributed long-term capital gain	12,930,241
Other temporary differences	9,736
Net unrealized appreciation (depreciation)	131,885,072

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

27

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/17	Year ended 2/28/17	Six months ended 8/31/17	Year ended 2/28/17
Class A	$—	$642,448	$5,097,100	$5,610,928
Class B	—	2,362	147,747	160,295
Class C	—	—	1,566,239	2,161,325
Class I	—	851,123	4,474,035	5,495,450
Class R1	—	—	23,630	10,479
Class R2	—	2,442	38,314	36,223
Class R3	—	13,145	427,027	143,669
Class R4	—	7,727	80,693	51,233
Class R6	—	1,804,989	11,379,079	11,376,331
Total	$—	$3,324,236	$23,233,864	$25,045,933

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2017, this management fee reduction amounted to $37,292, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2019. For the six months

28

Notes to Financial Statements (unaudited) – continued

ended August 31, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $136,248 for the six months ended August 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$262,244
Class B	0.75%	0.25%	1.00%	1.00%	30,913
Class C	0.75%	0.25%	1.00%	1.00%	323,207
Class R1	0.75%	0.25%	1.00%	1.00%	3,065
Class R2	0.25%	0.25%	0.50%	0.50%	3,528
Class R3	—	0.25%	0.25%	0.25%	21,554
Total Distribution and Service Fees					$644,511

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2017, this rebate amounted to $380, $7, and $14 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2017, were as follows:

Amount
Class A	$6,838
Class B	3,923
Class C	4,800

29

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2017, the fee was $21,859, which equated to 0.0046% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $273,976.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2017 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2017, the fee paid by the fund under this agreement was $806 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 10,616 shares of Class I for an aggregate amount of $128,342. On June 29, 2016, MFS redeemed 4,082 shares of Class R3 for an aggregate amount of $51,760. On August 15, 2017, MFS redeemed 821, 4,360, and 4,359 shares of Class R1, Class R2, and Class R4, respectively, for an aggregate amount of $136,534.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”)

30

Notes to Financial Statements (unaudited) – continued

pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended August 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $449,263.

(4) Portfolio Securities

For the six months ended August 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $337,699,466 and $195,788,091, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,753,787	$55,398,528	10,572,308	$146,078,659
Class B	73,723	1,053,587	278,540	3,808,776
Class C	527,877	7,552,366	1,342,515	18,024,707
Class I	6,870,945	101,903,049	15,118,518	212,258,680
Class R1	80,400	1,163,496	9,576	133,936
Class R2	42,616	629,648	49,281	690,710
Class R3	422,617	6,273,581	832,454	11,966,668
Class R4	101,361	1,513,351	144,231	2,088,076
Class R6	11,380,652	169,187,791	4,627,016	68,409,141
	23,253,978	$344,675,397	32,974,439	$463,459,353

Shares issued to shareholders in reinvestment of distributions
Class A	348,185	$5,090,466	434,140	$6,244,914
Class B	10,297	146,120	11,476	160,970
Class C	110,826	1,565,972	155,133	2,160,472
Class I	280,269	4,122,761	393,274	5,692,541
Class R1	1,664	23,630	749	10,479
Class R2	2,626	38,314	2,692	38,665
Class R3	29,109	427,027	10,904	156,814
Class R4	5,478	80,693	4,074	58,960
Class R6	749,368	11,045,677	897,854	12,913,008
	1,537,822	$22,540,660	1,910,296	$27,436,823

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/17		Year ended 2/28/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,755,414)	$(25,911,271)	(2,964,975)	$(42,244,629)
Class B	(54,681)	(780,280)	(26,302)	(356,871)
Class C	(479,724)	(6,825,813)	(325,354)	(4,401,666)
Class I	(9,481,947)	(140,650,067)	(2,167,786)	(30,202,526)
Class R1	(30,073)	(436,977)	(13,827)	(189,877)
Class R2	(34,905)	(504,159)	(17,073)	(241,744)
Class R3	(109,777)	(1,629,112)	(81,649)	(1,151,799)
Class R4	(43,781)	(650,935)	(37,512)	(533,842)
Class R6	(1,278,494)	(18,907,454)	(7,865,928)	(109,291,281)
	(13,268,796)	$(196,296,068)	(13,500,406)	$(188,614,235)

Net change
Class A	2,346,558	$34,577,723	8,041,473	$110,078,944
Class B	29,339	419,427	263,714	3,612,875
Class C	158,979	2,292,525	1,172,294	15,783,513
Class I	(2,330,733)	(34,624,257)	13,344,006	187,748,695
Class R1	51,991	750,149	(3,502)	(45,462)
Class R2	10,337	163,803	34,900	487,631
Class R3	341,949	5,071,496	761,709	10,971,683
Class R4	63,058	943,109	110,793	1,613,194
Class R6	10,851,526	161,326,014	(2,341,058)	(27,969,132)
	11,523,004	$170,919,989	21,384,329	$302,281,941

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 10%, 9%, 4%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or

32

Notes to Financial Statements (unaudited) – continued

daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2017, the fund’s commitment fee and interest expense were $2,709 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		58,893,027	190,737,196	(234,680,441)	14,949,782

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,030)	$795	$—	$69,021	$14,949,782

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XIII, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,319,562,684.104	89,124,503.447
John A. Caroselli	6,318,192,703.761	90,494,483.789
Maureen R. Goldfarb	6,319,721,154.200	88,966,033.351
David H. Gunning	6,301,684,555.225	107,002,632.326
Michael Hegarty	6,305,161,229.843	103,525,957.708
John P. Kavanaugh	6,314,942,342.172	93,744,845.379
Robert J. Manning	6,319,224,905.610	89,462,281.941
Clarence Otis, Jr.	6,310,274,693.701	98,412,493.850
Maryanne L. Roepke	6,324,334,769.976	84,352,417.575
Robin A. Stelmach	6,318,962,082.183	89,725,105.368
Laurie J. Thomsen	6,319,280,321.146	89,406,866.405

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

35

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the

36

Board Review of Investment Advisory Agreement – continued

Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

37

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.